As filed with the Securities and Exchange Commission on or about June 25, 1999

                                        Securities Act Registration No. 33-70764
                                Investment Company Act Registration No. 811-8100

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [   ]
     Pre-Effective Amendment No.                            [   ]
     Post-Effective Amendment No.    29                     [ X ]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [   ]
     Amendment No.    30                                            [ X ]

                        (Check appropriate box or boxes)

                           STRONG EQUITY FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

          100 Heritage Reserve
    Menomonee Falls, Wisconsin                                        53051
(Address of Principal Executive Offices)                          (Zip Code)

      Registrant's Telephone Number, including Area Code:  (414) 359-3400

                                Thomas P. Lemke
                        Strong Capital Management, Inc.
                              100 Heritage Reserve
                       Menomonee Falls, Wisconsin  53051
                    (Name and Address of Agent for Service)

     It is proposed that this filing will become effective (check appropriate box).

          [ ] immediately upon filing pursuant to paragraph (b) of Rule 485 [ X ] on July 1, 1999 pursuant to paragraph (b) of Rule 485
          [   ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [   ]  on (date) pursuant to paragraph (a)(1) of Rule 485
          [   ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
          [   ]  on (date) pursuant to paragraph (a)(2) of Rule 485

     If appropriate, check the following box:

          [   ]     this post-effective amendment designates a new effective
date for a previously filed post-effective amendment.

Master Investment Portfolio has also executed this Registration Statement with respect to Strong Index 500 Fund, a series fund of Registrant.

This Post-Effective Amendment to the Registration Statement of Strong Equity Funds, Inc., which is currently comprised of eleven funds, relates only to the Strong Index 500 Fund which is being updated through this Amendment. This Post-Effective Amendment does not relate to, amend, supersede, or otherwise affect the separate Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 27.

THE STRONG INDEX 500 FUND
PROSPECTUS      JULY 1, 1999





























AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANYONE WHO INFORMS YOU OTHERWISE IS COMMITTING A CRIMINAL OFFENSE.

TABLE OF CONTENTS
YOUR INVESTMENT.................................................................
Key Information.................................................................
What are the fund's goals?.....................................................1
What are the fund's principal investment strategies?...........................2
What are the main risks of investing in the fund?..............................2
What are the fund's fees and expenses?.........................................3
Who is the fund's investment advisor?..........................................5
Other Important Information You Should Know.....................................
Master/Feeder Mutual Fund Structure............................................7
Financial Highlights...........................................................8
Your Account....................................................................
Share Price...................................................................10
Buying Shares................................................................11
Selling Shares................................................................13
Additional Policies...........................................................16
Distributions.................................................................17
Taxes.........................................................................18
Services For Investors........................................................19
Reserved Rights...............................................................22
For More Information..................................................Back Cover


IN THIS PROSPECTUS, "WE" REFERS TO STRONG CAPITAL MANAGEMENT, INC., THE SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT FOR THE STRONG INDEX 500 FUND.

                                                                 YOUR INVESTMENT

KEY INFORMATION

WHAT ARE THE FUND'S GOALS?


The STRONG INDEX 500 FUND seeks to replicate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of the larger capitalized companies. The fund invests all of its assets in a separate mutual fund, called the S&P 500 Index Master Portfolio (Master Portfolio) of the Master Investment Portfolio, that has a substantially similar investment objective. For simplicity's sake, all discussion of the fund's investment objectives, strategies, and risks refers also to the Master Portfolio's objectives, strategies, and risks, unless otherwise indicated.


The fund invests all of its assets in the Master Portfolio. The Master Portfolio holds each of the stocks that make up the S&P 500 COMPOSITE INDEX* (S&P 500 INDEX) which is a widely used measure of large U.S.-company stock performance. It consists of the common stocks of 500 major corporations selected according to:
- their size
- the frequency and ease by which their stocks trade
- the range and diversity of the American economy

((Side Box))
In a CAPITALIZATION-WEIGHTED TOTAL RATE OF RETURN, each stock contributes to the index in the same proportion as the value of its shares in the index. Thus, if the shares of Company A are worth twice as much as the shares of Company B, A's return will count twice as much as B's in calculating the index's overall return. This method contrasts with EQUAL WEIGHTED RETURN, by which A's performance and B's performance and the performance of every other stock in the index would count the same even though the companies percentage of the index differ.


*S&P does not sponsor, endorse, sell, or promote the fund or the Master Portfolio, nor is it affiliated in any way with Barclays Global Fund Advisors, the Master Portfolio's investment advisor, the fund, or the Master Portfolio. "Standard & Poor's(r)," "S&P(r)," and "S&P 500(R)" are trademarks of McGraw-Hill, Inc, and have been licensed for use by the fund and the Master Portfolio. S&P makes no representation or warranty, expressed or implied, regarding the advisability of investing in the fund or the Master Portfolio.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

The fund invests all of its assets in the Master Portfolio. The Master Portfolio and the fund pursue their goal by:

?     investing in all of the securities that make up the S&P 500 Index

?     investing in these securities in proportions that match the weightings of the S&P 500 Index

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

GENERAL STOCK RISKS: The major risks of the fund are those of investing in the stock market. That means the fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of your fund's shares may go up and down. Therefore, when you sell your investment, you may receive more or less money than you originally invested.

The fund is appropriate for investors who are comfortable with the risks described here and whose financial goals are five or more years in the future. The fund is not appropriate for investors concerned primarily with principal stability.


The return information on the following page gives some indication of the risks of investing in the fund by comparing the fund's performance with a broad measure of market performance. Please keep in mind that the fund's past performance does not represent how it will perform in the future. The information assumes that you reinvested all dividends and distributions.


CALENDAR YEAR TOTAL RETURNS

1998   28.1%
----  ------

BEST AND WORST QUARTERLY PERFORMANCE
(DURING THE PERIOD SHOWN ABOVE)

BEST QUARTER RETURN: 21.2% (4th Q 1998)
WORST QUARTER RETURN: -10.0% (3rd Q 1998)

AVERAGE ANNUAL TOTAL RETURNS
AS OF 12-31-98
FUND/INDEX              1-YEAR     SINCE INCEPTION
INDEX 500 FUND          28.11%     31.09% (5-1-97)
S&P 500 Stock Index     28.58%     31.60%


THE S&P 500 STOCK INDEX IS THE STANDARD & POOR'S 500 STOCK INDEX WHICH IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET.

WHAT ARE THE FUND'S FEES AND EXPENSES?

This section describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
The fund is 100% no-load, so you pay no sales charges (loads) to buy or sell shares. Shares of the fund held for less than six months are subject to a redemption fee of 0.50%. Redemption fees are paid directly into fund assets to help cover the costs generated by short-term trading.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)
The costs of operating the fund are deducted from fund assets, which means you pay them indirectly. These costs are deducted before computing the daily share price or making distributions. As a result, they don't appear on your account statement, but instead reduce the total return you receive from your fund investment.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENT OF AVERAGE NET ASSETS)*


Management Fees               0.05%
Shareholder Servicing Fee     0.25%

Other Expenses                0.43%

TOTAL ANNUAL FUND

     OPERATING EXPENSES       0.73%


Fee Waivers and/or Expense Absorptions     0.28%

NET FUND EXPENSES             0.45%**


*TOTAL ANNUAL FUND OPERATING EXPENSES, AS WELL AS NET FUND EXPENSES, INCLUDE THE FUND'S AND THE MASTER PORTFOLIO'S EXPENSES.


**WE HAVE CONTRACTUALLY AGREED TO WAIVE OUR FEES AND ABSORB EXPENSES TO KEEP THE FUND'S TOTAL EXPENSES AT NO MORE THAN 0.45% UNTIL JANUARY 1, 2000.


EXAMPLE: This example is intended to help you compare the cost of investing in the fund, before fee waivers and expense absorptions, with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR    3 YEARS   5 YEARS  10 YEARS
--------  --------  -------  --------

$75       $233      $406     $906


WHO IS THE FUND'S INVESTMENT ADVISOR?

The fund does not have its own investment advisor. Instead, the fund invests all of its assets in a separate mutual fund, called the S&P 500 Index Master Portfolio (Master Portfolio) of the Master Investment Portfolio. Barclays Global Fund Advisors (BGFA) serves as investment advisor for the Master Portfolio.

BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. It makes the day-to-day decisions on buying and selling securities for the Master Portfolio and conducts the research leading to those decisions. BGFA is located at 45 Fremont Street, San Francisco, California 94105. It is a wholly owned subsidiary of Barclays Global Investors, N.A., which in turn is an indirect subsidiary of Barclays Bank PLC. Barclays Global Investors is the world's largest manager of institutional investment assets. As of December 31, 1998, Barclays Global Investors and its affiliates, including BGFA, provided investment advisory services for assets worth $650 billion. Barclays Global Investors, BGFA,

Barclays Bank and their affiliates deal, trade, and invest for their own accounts in the types of securities in which the Master Portfolio may also invest.


Unlike many traditional active investment funds, there is no single portfolio manager who makes investment decisions for the Master Portfolio. Instead, the Master Portfolio tracks the S&P 500 Index. The process reflects BGFA's commitment to an objective and consistent investment management structure.




 ((Side Box))
YEAR 2000 ISSUES

Your investment could be adversely affected if the computer systems used by the fund, Strong Capital Management, Inc. (Strong), BGFA, and the fund's service providers do not properly process and calculate date-related information before, on, and after January 1, 2000. Year 2000-related computer problems could have a negative impact on your fund and the fund's investments, however, we are working to avoid these problems and to obtain assurances from our service providers that they are taking similar steps.


OTHER IMPORTANT INFORMATION YOU SHOULD KNOW





The fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio. The Master Portfolio seeks to come within 95% of S&P 500 Index's total return, before fees and expenses, in falling as well as rising markets. It does not seek to "beat" the markets it tracks. BGFA, the Master Portfolio's investment advisor, makes no attempt to apply economic, financial, or market analysis when managing the portfolio. It selects securities because they will help the Master Portfolio achieve returns corresponding to index returns. Including a security among the Master Portfolio's holdings implies no opinion as to its attractiveness as an investment.


INVESTING IN INDEXES
Investors look to indexes as the standard of performance, but they cannot own them. Indexes are model portfolios, groups of stocks or bonds selected to represent not actual securities but an entire market. One way an index fund can seek to match an index's performance, before fees and expenses, is through buying all the index's securities in the same proportion as they are reflected in the index. This is what the Master Portfolio does with regard to the S&P 500 Index.

INVESTING IN FUTURES AND OPTIONS

The Master Portfolio may invest in index futures contracts and options on futures contracts to remain fully invested while keeping cash on hand, either in anticipation of shareholder redemptions or because it has not yet invested new shareholder money.

MASTER/FEEDER MUTUAL FUND STRUCTURE
The fund does not have its own investment advisor. Instead, the fund invests all of its assets in a separate mutual fund, called the S&P 500 Index Master Portfolio of the Master Investment Portfolio, that has a substantially similar investment objective as the fund. BGFA serves as investment advisor for the Master Portfolio. The Master Portfolio may accept investments from other feeder funds.

FEEDER FUND EXPENSES

The feeders bear the Master Portfolio's expenses in proportion to the amount of assets each invests in the Portfolio. Each feeder can set its own transaction minimums, fund-specific expenses, and conditions.


FEEDER FUND RIGHTS

Under the master/feeder structure, the fund's Board of Directors retains the right to withdraw the fund's assets from the Master Portfolio if it believes doing so is in shareholders' best interests. If the Directors withdraw the fund's assets, they would then consider whether the fund should hire its own investment adviser, invest in another master portfolio, or take other action.


FINANCIAL HIGHLIGHTS

This information describes investment performance for the periods shown. Certain information reflects financial results for a single fund share. "Total Return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report.


                                                Feb. 28,        Feb. 28,
Selected Per Share Data(a)                      1999            1998(b)
Net Asset Value, Beginning of Period           $13.16           $10.00
Income From Investment Operations
Net Investment Income                            0.13             0.11
Net Realized and Unrealized Gains on Investments 2.39             3.15
Total from Investment Operations                 2.52             3.26
Less Distributions
From Net Investment Income                      (0.12)           (0.09)
From Net Realized Gains                         (0.00)           (0.01)
Total Distributions                             (0.12)           (0.10)
Net Asset Value, End of Period                 $15.56           $13.16
Ratios and Supplemental Data
Total Return                                   +19.2%           +32.7%
Net Assets, End of Period (In Thousands)    $139,123          $32,096
Ratio of Expenses to Average Net Assets         0.45%           0.44%*
Ratio of Expenses to Average Net Assets
Without Waivers and Absorptions                 0.73%           1.53%*
Ratio of Net Investment Income to
Average Net Assets                              1.18%           1.43%
Portfolio Turnover Rate (c)                       11%              6%

* Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b) For the period from May 1, 1997 (inception) to February 28, 1998.
(c) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

YOUR ACCOUNT

All of the Strong Funds are 100% no-load. This means that you may purchase, redeem, or exchange shares directly at their net asset value without paying a sales charge.

SHARE PRICE

Your transaction price for buying, selling, or exchanging shares is the next net asset value per share (NAV) calculated after we accept your order. We calculate the NAV of the fund based on the value of the NAV of the Master Portfolio's shares. Both are calculated on the same day.

((Side Box))


We determine the fund's share price or NAV by dividing net
assets (the value of its investments, cash, and other assets minus its liabilities) by the number of shares outstanding.
-----------------------------------------------------------------------



The Master Portfolio calculates its share-price in accordance with the standard formula for valuing mutual fund shares at the close of regular trading (normally 3 p.m. Central time) every day the New York Stock Exchange is open. The formula calls for deducting all of the Master Portfolio's liabilities from the total value of its assets-the market value of the securities it holds, plus cash reserves-and dividing the result by the number of shares outstanding. Most of the securities in the Master Portfolio are valued at their current market prices. If such prices are not readily available, the securities' fair value is estimated in accordance with guidelines approved by the Master Portfolio's Board of Trustees. Bonds and notes with remaining maturities of 60 days or less are valued according to the amortized cost method.



BUYING SHARES

INVESTMENT MINIMUMS: When buying shares, you must meet the following investment minimum requirements.

                                                INITIAL INVESTMENT MINIMUM           ADDITIONAL INVESTMENT MINIMUM
----------------------------------------------  -----------------------------------  ----------------------------------
Regular accounts                                $2,500                               $50
----------------------------------------------  -----------------------------------  ----------------------------------
Education IRA accounts                          $500                                 $50
----------------------------------------------  -----------------------------------  ----------------------------------
Other IRAs and UGMA/UTMA accounts               $250                                 $50
----------------------------------------------  -----------------------------------  ----------------------------------
SIMPLE IRA, SEP-IRA, 403(b)(7), Keogh,          the lesser of $250 or $25 per month  $50
Pension Plan, and Profit Sharing Plan accounts
----------------------------------------------  -----------------------------------  ----------------------------------

PLEASE REMEMBER ...
- If you use an Automatic Investment Plan, we waive the initial investment minimum to open an account and the additional investment minimum is $50.
- You cannot use an Automatic Investment Plan with an Education IRA.
- If you open a qualified retirement plan account where we or one of our alliance partners provides administrative services, there is no initial investment minimum.

 BUYING INSTRUCTIONS
 You can buy shares in several ways.

 MAIL
 You can open or add to an account by mail with a check or money order made payable to Strong Funds. Send it to the address listed on the back of this prospectus, along with your account application (for a new account) or an Additional Investment Form (for an existing account).


EXCHANGE OPTION


 Sign up for the exchange option when you open your account. To add this option to an existing account, visit the Shareholder Services area of Strong On-line (www.strongfunds.com) or call 1-800-368-3863 for a Shareholder Account Options Form. Once you establish the exchange option, you can call or use the internet to open a new account or to add to an existing one by exchanging shares from another identically registered Strong Funds account.


  ((Side Box))
                                   Questions?
                               Call 1-800-368-3863
                                 24 hours a day,
                                  7 days a week


EXPRESS PURCHASESM


 You can make additional investments to your existing account directly from your bank account. If you didn't establish this option when you opened your account, visit the Shareholder Services area of Strong On-line
 (www.strongfunds.com) or call us at 1-800-368-3863 for a Shareholder Account Options Form.


 STRONG DIRECT(R)
 You can use Strong Direct(R) to add to your investment from your bank account or to exchange shares between Strong Funds by calling 1-800-368-7550. See "Services for Investors" for more information.

 STRONG NETDIRECT(R)
 You can use Strong netDirect(R) at our web site, WWW.STRONGFUNDS.COM, to add to your investment from your bank account or to exchange shares between Strong Funds. See "Services for Investors" for more information.

 INVESTOR CENTER
 You can visit our Investor Center in Menomonee Falls, Wisconsin, near Milwaukee. Call 1-800-368-3863 for hours and directions. The Investor Center only accepts checks or money orders payable to Strong Funds. It does not accept cash or third-party checks.

 WIRE
 Call 1-800-368-3863 for instructions before wiring funds either to open or add to an account. This helps to ensure that your account will be credited promptly and correctly.

 AUTOMATIC INVESTMENT SERVICES
 See "Services for Investors" for detailed information on all of our automatic investment services. You can sign up for these plans when you open your account or call 1-800-368-3863 for instructions on how to add them.

 BROKER-DEALER
 You may purchase shares through a broker-dealer or other intermediary who may charge you a fee.

 PLEASE REMEMBER . . .
- Make checks or money orders payable to Strong Funds.

- We do not accept cash, third-party checks (checks payable to you written by another party), credit card convenience checks, or checks drawn on banks outside the U.S.

- You will be charged $20 for every check, money order, wire, or Electronic Funds Transfer returned unpaid.

 SELLING SHARES

 You can access the money in your account by selling (also called redeeming) some or all of your shares by one of the methods below. After your redemption request is accepted, we normally send you the proceeds on the next business day.

 SELLING INSTRUCTIONS
 You can sell shares in several ways.

 MAIL
 Write a letter of instruction. It should specify your account number, the dollar amount or number of shares you wish to redeem, the names and signatures of the owners (or other authorized persons), and your mailing address. Then, mail it to the address listed on the back of this prospectus.


REDEMPTION OPTION


 Sign up for the redemption option when you open your account or add it later by visiting the Shareholder Services area of Strong On-line
 (www.strongfunds.com) or by calling 1-800-368-3863 to request a Shareholder Account Options Form. With this option, you may sell shares by phone or via the internet and receive the proceeds in one of three ways:


  (1) We can mail a check to your account's address. Checks will not be forwarded by the Postal Service, so please notify us if your address has changed.

  (2) We can transmit the proceeds by Electronic Funds Transfer to a properly pre-authorized bank account. The proceeds usually will arrive at your bank two banking days after we process your redemption.

  (3) For a $10 fee, we can transmit the proceeds by wire to a properly pre-authorized bank account. The proceeds usually will arrive at your bank the first banking day after we process your redemption.

 STRONG DIRECT(R)
 You can redeem shares through Strong Direct(R) at 1-800-368-7550. See "Services for Investors" for more information.

 STRONG NETDIRECT(R)
 You can use Strong netDirect(R) at our web site, WWW.STRONGFUNDS.COM, to redeem shares. See "Services for Investors" for more information.

 INVESTOR CENTER

 You can visit our Investor Center in Menomonee Falls, Wisconsin, near Milwaukee. Call 1-800-368-3863 for hours and directions. Please note that the Investor Center is unable to provide you with a check during your visit.


 AUTOMATIC INVESTMENT SERVICES
 You can set up automatic withdrawals from your account at regular intervals. See "Services for Investors" for information on all of our automatic investment services.

 BROKER-DEALER
 You may sell shares through a broker-dealer or other intermediary who may charge you a fee.

 PLEASE REMEMBER ...
- If you recently purchased shares, a redemption request on those shares will not be honored until 10 days after we receive the purchase check or electronic transaction.

- Some transactions and requests require a signature guarantee.

- If you are selling shares you hold in certificate form, you must submit the certificates with your redemption request. Each registered owner must sign the certificates and all signatures must be guaranteed.


- With an IRA (or other retirement account), you will be charged (1) a $10 annual account maintenance fee for each account up to a maximum of $30, (2) a $10 account liquidation fee, and (3) a $10 fee for transferring assets to another custodian or for closing an account.


- If you sell shares out of a non-IRA retirement account and you are eligible to roll the sale proceeds into another retirement plan, we will withhold for federal income tax purposes a portion of the sale proceeds unless you transfer all of the proceeds to an eligible retirement plan.

  ((Side Box))
 There may be special distribution requirements that apply to retirement accounts. For instructions on
- Roth and Traditional IRA accounts, call
  1-800-368-3863, and
- SIMPLE IRA, SEP-IRA , 403(b)(7), Keogh, Pension Plan, Profit Sharing Plan, or 401(k) Plan accounts, call 1-800-368-2882.

((Side Box))

SIGNATURE GUARANTEES help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a signature guarantee on written redemption requests for more than $50,000. You can obtain a signature guarantee for a nominal fee from most banks, brokerage firms, and other financial institutions. A notary public stamp or seal cannot be substituted for a signature guarantee.

 ADDITIONAL POLICIES

 TELEPHONE TRANSACTIONS
 Once you place a telephone transaction request, it cannot be canceled or modified. We use reasonable procedures to confirm that telephone transaction requests are genuine. We may be responsible if we do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided we reasonably believe the instructions were genuine. During times of unusual market activity, our phones may be busy and you may experience a delay placing a telephone request. During these times, consider trying STRONG DIRECT(R), our 24-hour automated telephone system, by calling 1-800-368-7550, or STRONG NETDIRECT(R), our on-line transaction center, by visiting WWW.STRONGFUNDS.COM. Please remember that you must have telephone redemption as an option on your account to redeem shares through STRONG DIRECT(R) or STRONG NETDIRECT(R).

 INVESTING THROUGH A THIRD PARTY
 If you invest through a third party (rather than directly with Strong Funds), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisors, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if you are not sure.

 EARLY REDEMPTION FEE
 The fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" (those who engage in frequent purchases and redemptions) can disrupt a mutual fund's investment program and create additional transaction costs that are borne by all shareholders. For these reasons, the fund assesses a 0.50% fee on redemptions (including exchanges) of fund shares held for less than six months. Early redemption fees will be paid to the fund to help offset transaction costs. The fund will use the "first-in, first-out" (FIFO) method to determine the six-month holding period.

 DISTRIBUTIONS

 DISTRIBUTION POLICY
 The fund generally pays you dividends from net investment income and distributes any net capital gains that it realizes annually.

 REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS
 Your dividends and capital gain distributions will be automatically reinvested in additional shares of the fund, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account.


 TAXES

 TAXABLE DISTRIBUTIONS
 Any net investment income and net short-term capital gain distributions you receive are taxable as ordinary dividend income at your income tax rate. Distributions of net capital gains are generally taxable as long-term capital gains. This is generally true no matter how long you have owned your shares and whether you reinvest your distributions or take them in cash. You may also have to pay taxes when you exchange or sell shares if your shares have increased in value since you bought them.

  ((Side Box))


Generally, if your investment is in a Traditional IRA or
other TAX-DEFERRED ACCOUNT, your dividends and
distributions will not be taxed at the time they are paid,
but instead at the time you withdraw them from your
account.
-----------------------------------------------------------


 RETURN OF CAPITAL
 If your fund's (1) income distributions exceed its net investment income and net short-term capital gains or (2) capital gain distributions exceed its net capital gains in any year, all or a portion of those distributions may be treated as a return of capital to you. Although a return of capital is not taxed, it will reduce the cost basis of your shares.

 YEAR-END STATEMENT
 To assist you in tax preparation, after the end of each calendar year, we send you a statement of your fund's ordinary dividends and net capital gain distributions (Form 1099).

 BACKUP WITHHOLDING
 By law, we must withhold 31% of your distributions and proceeds if (1) you are subject to backup withholding or (2) you have not provided us with complete and correct taxpayer information such as your Social Security Number (SSN) or Tax Identification Number (TIN).

  ((Side Box))

Unless your investment is in a tax-deferred retirement account such as an IRA, YOU MAY WANT TO AVOID:
-Investing a large amount in a fund close to the end of the calendar year. If the fund makes a capital gains distribution, you may receive some of your investment back as a taxable distribution.

-Selling shares of a mutual fund at a loss and then investing in the same fund within 30 days before or after the sale. This is called a wash sale and you will not be allowed to claim a tax loss on the transaction.


  ((Side Box))

COST BASIS is the amount that you paid for the shares.
When you sell shares, you subtract the cost basis from the
sale proceeds to determine whether you realized an
investment gain or loss.   For example, if you bought a
share of a fund at $10 and you sold it two years later at $11, your cost basis on the share is $10 and your gain is $1.

 Because everyone's tax situation is unique, you should consult your tax professional for assistance.

 SERVICES FOR INVESTORS

 Strong provides you with a variety of services to help you manage your investment. For more details, call 1-800-368-3863, 24 hours a day, 7 days a week. These services include:

 STRONG DIRECT (R) AUTOMATED TELEPHONE SYSTEM
 Our 24-hour automated response system enables you to use a touch-tone phone to access current share prices
  (1-800-368-3550), to access fund and account information (1-800-368-5550), and to make purchases, exchanges, or redemptions among your existing accounts if you have elected these services (1-800-368-7550). Passwords help to protect your account information.

 STRONG ON-LINE
 Visit us on-line at WWW.STRONGFUNDS.COM to access your fund's performance and portfolio holding information. In addition to general information about investing, Strong On-line offers daily performance information, portfolio manager commentaries, and information on available account options.

 STRONGMAIL
 If you register for StrongMail at WWW.STRONGMAIL.COM, you will receive your fund's closing price by e-mail each business day. In addition, StrongMail offers market news and updates throughout the day.

 STRONG NETDIRECT(R)
 If you are a shareholder, you may use netDirect(R) to access your account information 24 hours a day from your personal computer. Strong netDirect(R) allows you to view account history, account balances, and recent dividend activity, as well as to make purchases, exchanges, or redemptions among your existing accounts if you have elected these services. Encryption technology
 and passwords help to protect your account information.   You may register to
 use netDirect(R) at WWW.STRONGFUNDS.COM.


 STRONG EXCHANGE OPTION

 You may exchange shares of a Strong Fund for shares of another Strong Fund, either in writing, by telephone, or through your personal computer, if the accounts are identically registered (with the same name, address, and taxpayer identification number). Please ask us for the appropriate prospectus and read it before investing in any of the Strong Funds. Remember, an exchange is considered a sale and a purchase of fund shares for tax purposes and may result in a capital gain or loss. Some Strong Funds that you may want to exchange into may charge a redemption fee of 0.50% to 1.00% on the sale of shares held for less than six months.

 STRONG AUTOMATIC INVESTMENT SERVICES
 You may invest or redeem automatically in the following ways, some of which may be subject to additional restrictions or conditions.

 AUTOMATIC INVESTMENT PLAN (AIP)
 This plan allows you to make regular, automatic investments from your bank checking or savings account.

 AUTOMATIC EXCHANGE PLAN
 This plan allows you to make regular, automatic exchanges from one eligible Strong Fund to another.

 AUTOMATIC DIVIDEND REINVESTMENT
 Your dividends and capital gains will be automatically reinvested in additional shares of the Strong Fund that paid them, unless you choose otherwise. Your other options are to receive checks for these payments, have them automatically invested in another Strong Fund, or have them deposited into your bank account.

 NO-MINIMUM INVESTMENT PLAN
 This plan allows you to invest without meeting the minimum initial investment requirements if you invest monthly and you participate in the AIP, Automatic Exchange Plan, or Payroll Direct Deposit Plan.

 PAYROLL DIRECT DEPOSIT PLAN
 This plan allows you to send all or a portion of your paycheck, social security check, military allotment, or annuity payment to the Strong Funds of your choice.

 SYSTEMATIC WITHDRAWAL PLAN
 This plan allows you to redeem a fixed sum from your account on a regular basis. Payments may be sent electronically to a bank account or as a check to you or anyone you properly designate.

 STRONG RETIREMENT PLAN SERVICES
 We offer a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on:

- INDIVIDUAL RETIREMENT PLANS, including Traditional IRAs and Roth IRAs, call 1-800-368-3863.

- QUALIFIED RETIREMENT PLANS, including SIMPLE IRAs, SEP-IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit Sharing Plans, and 401(k) Plans, call 1-800-368-2882.

 SOME OF THESE SERVICES MAY BE SUBJECT TO ADDITIONAL RESTRICTIONS OR CONDITIONS. CALL 1-800-368-3863 FOR MORE INFORMATION.





 RESERVED RIGHTS

 We reserve the right to:

- Refuse, change, discontinue, or temporarily suspend account services, including purchase, exchange, or telephone and netDirect(R) redemption privileges, for any reason.

- Reject any purchase request for any reason including exchanges from other Strong Funds. Generally, we do this if the purchase or exchange is disruptive to the efficient management of a fund (due to the timing of the investment or an investor's history of excessive trading).

- Change the minimum or maximum investment amounts.

- Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice, excessive trading, or during unusual market conditions).

- Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under any emergency circumstances.

- Make a redemption-in-kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the fund's assets. Generally, redemption-in-kind is used when large redemption requests may cause harm to the fund and its shareholders.

- Close any account that does not meet minimum investment requirements. We will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum.

- Reject any purchase or redemption request that does not contain all required documentation.




FOR MORE INFORMATION

More information is available upon request at no charge, including:

SHAREHOLDER REPORTS: Additional information is available in the annual and semi-annual report to shareholders. These reports contain a letter from management, discuss recent market conditions, economic trends and investment strategies that significantly affected your investment's performance during the last fiscal year, and list portfolio holdings.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI contains more details about investment policies and techniques. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

To request information or to ask questions:

BY TELEPHONE                         FOR HEARING-IMPAIRED (TDD)
(414) 359-1400 or (800) 368-3863     (800) 999-2780

BY MAIL                              BY OVERNIGHT DELIVERY
Strong Funds                         Strong Funds
P.O. Box 2936                        900 Heritage Reserve
Milwaukee, Wisconsin 53201-2936      Menomonee Falls, Wisconsin
53051

ON THE INTERNET                      BY E-MAIL
VIEW ONLINE OR DOWNLOAD DOCUMENTS:   SERVICE@STRONG-FUNDS.COM
Strong Funds: WWW.STRONGFUNDS.COM
SEC*: www.sec.gov


To reduce the volume of mail you receive, only one copy of most financial reports and prospectuses is mailed to your household. Call 1-800-368-3863 if you wish to receive additional copies, free of charge.

This prospectus is not an offer to sell securities in any place where it would be illegal to do so.

*YOU CAN ALSO OBTAIN COPIES BY VISITING THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. OR BY SENDING YOUR REQUEST AND A DUPLICATING FEE TO THE SECURITIES AND EXCHANGE COMMISSION'S PUBLIC REFERENCE SECTION, WASHINGTON, D.C. 20549-6009. YOU CAN CALL 1-800-SEC-0330 FOR INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM.

Strong Index 500 Fund, a series of Strong Equity Funds, Inc., SEC file number:
811-8100

                  STATEMENT OF ADDITIONAL INFORMATION ("SAI")


STRONG INDEX 500 FUND, A SERIES FUND OF STRONG EQUITY FUNDS, INC.

P.O. Box 2936
Milwaukee, Wisconsin 53201
Telephone: (414) 359-1400
Toll-Free: (800) 368-3863
e-mail: service@strong-funds.com
Web Site:  http://www.strongfunds.com


This SAI is not a Prospectus and should be read together with the Prospectus for the Fund dated July 1, 1999. Requests for copies of the Prospectus should be made by calling any number listed above. The financial statements appearing in the Annual Report, which accompanies this SAI, are incorporated into this SAI by reference.

THE FUND SEEKS TO ACHIEVE ITS INVESTMENT OBJECTIVE BY INVESTING SUBSTANTIALLY ALL OF ITS ASSETS IN THE S&P 500 INDEX MASTER PORTFOLIO (THE "MASTER PORTFOLIO"), WHICH IS A SERIES OF MASTER INVESTMENT PORTFOLIO ("MIP"), AN OPEN-END, MANAGEMENT INVESTMENT COMPANY.

The Master Portfolio has substantially the same investment objective as the Fund. The Fund may withdraw its investment in the Master Portfolio at any time, if the Board of Directors of the Fund determines that such action is in the best interests of the Fund and its shareholders. Upon such withdrawal, the Fund's Board of Directors would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies and restrictions described in the Fund's Prospectus and this SAI.





 July 1, 1999

Neither the Fund nor the Master Portfolio is sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the Fund, the Master Portfolio or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Fund. S&P has no obligation to take the needs of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Fund's shares or the timing of the issuance or sale of the Fund's shares or in the determination or calculation of the equation by which the Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund's shares.



S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

TABLE OF CONTENTS     PAGE

INVESTMENT RESTRICTIONS........................................................3
INVESTMENT POLICIES AND TECHNIQUES.............................................7
Strong Index 500 Fund..........................................................7
Repurchase Agreements..........................................................7
Floating- and Variable-Rate Obligations........................................7
U.S. Government Obligations....................................................8
Unrated, Downgraded and Below Investment Grade Investments.....................8
Letters of Credit..............................................................9
Loans of Portfolio Securities..................................................9
Futures Contracts and Options Transactions....................................10
Stock Index Futures and Options on Stock Index Futures........................11
Investment Company Securities.................................................11
Illiquid Securities...........................................................11
Short-Term Instruments and Temporary Investments..............................11
Bank Obligations..............................................................12
Commercial Paper and Short-Term Corporate Debt Instruments....................12
Forward Commitments, When-Issued Purchases and Delayed- Delivery Transaction..12
Borrowing Money...............................................................12
Investment in Warrants........................................................12
RISK CONSIDERATIONS...........................................................13
MASTER/FEEDER STRUCTURE.......................................................14
DIRECTORS AND OFFICERS........................................................14
PRINCIPAL SHAREHOLDERS........................................................16
INVESTMENT ADVISOR............................................................16
ADMINISTRATOR AND PLACEMENT AGENT OF THE MASTER PORTFOLIO.....................17
DISTRIBUTOR...................................................................17
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................18
CUSTODIAN AND FUND ACCOUNTING SERVICES AGENT..................................19
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT..................................19
MASTER PORTFOLIO TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT.................20
FUND SHAREHOLDER SERVICING AGENT..............................................21
TAXES.........................................................................21
DETERMINATION OF NET ASSET VALUE..............................................22
ADDITIONAL SHAREHOLDER INFORMATION............................................22
ORGANIZATION..................................................................24
SHAREHOLDER MEETINGS..........................................................24
MASTER PORTFOLIO ORGANIZATION.................................................25
PERFORMANCE INFORMATION.......................................................25
GENERAL INFORMATION...........................................................30
INDEPENDENT ACCOUNTANTS.......................................................32
LEGAL COUNSEL.................................................................32
FINANCIAL STATEMENTS..........................................................33

No person has been authorized to give any information or to make any representations other than those contained in this SAI and its corresponding Prospectus, and if given or made, such information or representations may not be relied upon as having been authorized. This SAI does not constitute an offer to sell securities.

                            INVESTMENT RESTRICTIONS


FUNDAMENTAL INVESTMENT LIMITATIONS OF THE FUND


The following are the Fund's fundamental investment limitations which, along with the Fund's investment objective (which is described in the Prospectus), cannot be changed without shareholder approval. To obtain approval, a majority of the Fund's outstanding voting shares must vote for the change. A majority of the Fund's outstanding voting securities means the vote of the lesser of:
(1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting shares.

Unless indicated otherwise below, the Fund:

1. May not with respect to 75% of its total assets, purchase the securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (1) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (2) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. May (1) borrow money from banks and (2) make other investments or engage in other transactions permissible under the Investment Company Act of 1940 ("1940 Act") which may involve a borrowing, provided that the combination of
(1) and (2) shall not exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed), less the Fund's liabilities (other than borrowings), except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) from a bank for temporary or emergency purposes (but not for leverage or the purchase of investments). The Fund may also borrow money from the other Strong Funds or other persons to the extent permitted by applicable law.

3.     May not issue senior securities, except as permitted under the 1940 Act.

4. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of portfolio securities.

5. May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

6. May not make loans if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other persons, except through (1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.

7. May not purchase the securities of any issuer if, as a result, more than 25% of the Fund's total assets would be invested in the securities of issuers, the principal business activities of which are in the same industry.

8. May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit the Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

9. May, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and restrictions as the Fund.

NON-FUNDAMENTAL OPERATING POLICIES OF THE FUND


The following are the Fund's non-fundamental operating policies which may be changed by the Fund's Board of Directors without shareholder approval.

Unless indicated otherwise below, the Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, or unless it covers such short sale as required by the current rules and positions of the Securities and Exchange Commission ("SEC") or its staff, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with futures contracts, options on futures contracts, or other derivative instruments shall not constitute purchasing securities on margin.

3. Invest in illiquid securities if, as a result of such investment, more than 15% (10% with respect to a money fund) of its net assets would be invested in illiquid securities, or such other amounts as may be permitted under the 1940 Act.

4. Purchase securities of other investment companies except in compliance with the 1940 Act and applicable state law.

5. Invest all of its assets in the securities of a single open-end investment management company with substantially the same fundamental investment objective, restrictions and policies as the Fund.

6. Engage in futures or options on futures transactions which are impermissible pursuant to Rule 4.5 under the Commodity Exchange Act and, in accordance with Rule 4.5, will use futures or options on futures transactions solely for bona fide hedging transactions (within the meaning of the Commodity Exchange Act), provided, however, that the Fund may, in addition to bona fide hedging transactions, use futures and options on futures transactions if the aggregate initial margin and premiums required to establish such positions, less the amount by which any such options positions are in the money (within the meaning of the Commodity Exchange Act), do not exceed 5% of the Fund's net assets.

7. Borrow money except (1) from banks or (2) through reverse repurchase agreements or mortgage dollar rolls, and will not purchase securities when bank borrowings exceed 5% of its total assets.

8.     Make any loans other than loans of portfolio securities, except through
(1) purchases of debt securities or other debt instruments, or (2) engaging in repurchase agreements.

Non-Fundamental Policy No. 5 does not apply because the Fund seeks to achieve its investment objective by investing substantially all of its assets in the Master Portfolio of MIP.

Unless noted otherwise, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in the Fund's assets (I.E. due to cash inflows or redemptions) or in market value of the investment or the Fund's assets will not constitute a violation of that restriction.

FUNDAMENTAL OPERATING POLICIES OF THE MASTER PORTFOLIO



The Master Portfolio is subject to the following fundamental investment limitations which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities. To obtain approval, a majority of the Master Portfolio's outstanding voting securities means the vote of the lesser of: (1) 67% or more of the voting securities present, if more than 50% of the outstanding voting securities are present or represented, or (2) more than 50% of the outstanding voting shares.


The Master Portfolio may not:

1. invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

2. hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of its total assets.

3. invest in commodities, except that the Master Portfolio may purchase and sell (I.E., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

4. purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.

5. borrow money, except to the extent permitted under the 1940 Act, provided that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists). For purposes of this investment restriction, the Master Portfolio's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Master Portfolio.

6. make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and the Master Portfolio's Board of Trustees.

7. act as an underwriter of securities of other issuers, except to the extent that the Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.


8. invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries except that, in the case of the Master Portfolio, there shall be no limitation with respect to investments in (i) obligations of the U.S. government, its agencies or instrumentalities; or (ii) any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry.


9. issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in the Master Portfolio's fundamental policies (3) and (5) may be deemed to give rise to a senior security.


10. purchase securities on margin, but the Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

NON-FUNDAMENTAL OPERATING POLICIES OF THE MASTER PORTFOLIO


The Master Portfolio is subject to the following non-fundamental operating policies which may be changed by the Board of Trustees of the Master Portfolio without the approval of the holders of the Master Portfolio's outstanding securities.

The Master Portfolio may:

1. invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company, and (iii) 10% of the Master Portfolio's net assets in the aggregate. Other investment companies in which the Master Portfolio invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Master Portfolio.



2. not invest more than 15% of its net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and
(iii) repurchase agreements not terminable within seven days.



3. lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Master Portfolio's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year.


If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                       INVESTMENT POLICIES AND TECHNIQUES

The following information supplements the discussion of the Fund's investment objective, policies, and techniques described in the Prospectus.


STRONG INDEX 500 FUND



- Under normal market conditions, at least 90% of the value of the Master Portfolio's total assets is invested in securities comprising the S&P 500 Index. The Master Portfolio has also represented that it attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets, before expenses, and the total return of the S&P 500 Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Master Portfolio's net assets increased or decreased exactly as the total return of the S&P 500 Index increased or decreased.


- The Master Portfolio may invest up to 10% of its total assets in high-quality money market instruments to provide liquidity.



REPURCHASE AGREEMENTS



The Master Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. The Master Portfolio may enter into repurchase agreements wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually agreed-upon time and price that involves the acquisition by the Master Portfolio of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Master Portfolio's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Master Portfolio may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Master Portfolio, and all repurchase transactions must be collateralized. The Master Portfolio may participate in pooled repurchase agreement transactions with other funds advised by Barclays Global Fund Advisors ( "BGFA").



The Master Portfolio's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Master Portfolio under a repurchase agreement. The Master Portfolio may enter into repurchase agreements only with respect to securities of the type in which it may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Master Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Master Portfolio may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Master Portfolio in connection with insolvency proceedings), it is the policy of the Master Portfolio to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Master Portfolio considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. Repurchase agreements are considered to be loans by the Master Portfolio under the 1940 Act.



FLOATING- AND VARIABLE-RATE OBLIGATIONS



The Master Portfolio may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. The floating- and variable-rate instruments that the Master Portfolio may purchase include certificates of participation in such instruments. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.



The Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolio may invest in obligations which are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Master Portfolio may invest. BGFA, on behalf of the Master Portfolio , considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio's portfolio. The Master Portfolio will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.



U.S. GOVERNMENT OBLIGATIONS



The Master Portfolio may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.


UNRATED, DOWNGRADED AND BELOW INVESTMENT GRADE INVESTMENTS


The Master Portfolio may purchase instruments that are not rated if, in the opinion of the adviser, BGFA, such obligation is of investment quality comparable to other rated investments that are permitted to be purchased by the Master Portfolio. After purchase by the Master Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Master Portfolio. Neither event will require a sale of such security by the Master Portfolio provided that the amount of such securities held by the Master Portfolio does not exceed 5% of the Fund's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectus and in this SAI.



The Master Portfolio is not required to sell downgraded securities, and the Master Portfolio could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or if unrated, low quality (below investment grade) securities.


Although they may offer higher yields than do higher rated securities, low rated and unrated low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Master Portfolio's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Master Portfolio's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Master Portfolio to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Master Portfolio held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Master Portfolio may incur additional expenses to seek recovery.

LETTERS OF CREDIT


Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Master Portfolio may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of BGFA, as investment adviser, are of comparable quality to issuers of other permitted investments of the Master Portfolio may be used for letter of credit-backed investments.




LOANS OF PORTFOLIO SECURITIES


The Master Portfolio may lend securities from their portfolios to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high-quality debt obligations equal to at least 100% of the current market value of the securities loan (including accrued interest thereon) plus the interest payable to the Master Portfolio with respect to the loan is maintained with the Master Portfolio. In determining whether to lend a security to a particular broker, dealer or financial institution, the Master Portfolio's investment adviser will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that the Master Portfolio may receive as collateral will not become part of the Master Portfolio's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Master Portfolio will not lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by the Master Portfolio will be subject to termination at the Master Portfolio's or the borrower's option. The Master Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with BGFA.



The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Master Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities.




FUTURES CONTRACTS AND OPTIONS TRANSACTIONS



The Master Portfolio may use futures contracts as a hedge against the effects of interest rate changes or changes in the market value of the stocks comprising the index in which the Master Portfolio invests. In managing its cash flows, the Master Portfolio also may use futures contracts as a substitute for holding the designated securities underlying the futures contract. A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. At the time it enters into a futures transaction, the Master Portfolio is required to make a performance deposit (initial margin) of cash or liquid securities in a segregated account in the name of the futures broker. Subsequent payments of "variation margin" are then made on a daily basis, depending on the value of the futures position which is continually "marked to market."


The Master Portfolio may engage only in futures contract transactions involving
(i) the sale of a futures contract (I.E., short positions) to hedge the value of securities held by the Master Portfolio; (ii) the purchase of a futures contract when the Master Portfolio hold a short position having the same delivery month (I.E., a long position offsetting a short position); or (iii) the purchase of a futures contract to permit the Master Portfolio to, in effect, participate in the market for the designated securities underlying the futures contract without actually owning such designated securities. When the Master Portfolio purchases a futures contract, it will create a segregated account consisting of cash or other liquid assets in an amount equal to the total market value of such futures contract, less the amount of initial margin for the contract.


If the Master Portfolio enters into a short position in a futures contract as a hedge against anticipated adverse market movements and the market then rises, the increase in the value of the hedged securities will be offset, in whole or in part, by a loss on the futures contract. If instead the Master Portfolio purchases a futures contract as a substitute for investing in the designated underlying securities, the Master Portfolio experiences gains or losses that correspond generally to gains or losses in the underlying securities. The latter type of futures contract transactions permits the Master Portfolio to experience the results of being fully invested in a particular asset class, while maintaining the liquidity needed to manage cash flows into or out of the Master Portfolio (E.G., from purchases and redemptions of fund shares). Under normal market conditions, futures contract positions may be closed out on a daily basis. The Master Portfolio identified above expects to apply a portion of its cash or cash equivalents maintained for liquidity needs to such activities.


Transactions by the Master Portfolio in futures contracts involve certain risks. One risk in employing futures contracts as a hedge against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in the Master Portfolio's investment portfolio. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, there is a risk that the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures positions in certain cases. Limits on price fluctuations are designed to stabilize prices for the benefit of market participants; however, there could be cases where the Master Portfolio could incur a larger loss due to the delay in trading than it would have if no limit rules had been in effect.

Futures contracts and options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (I.E., exposure to adverse price changes). Although the Master Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Master Portfolio to substantial losses. If it is not possible, or if the Master Portfolio determines not to close a futures position in anticipation of adverse price movements, the Master Portfolio will be required to make daily cash payments on variation margin.



In order to comply with undertakings made by the Master Portfolio pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Master Portfolio will use futures and option contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z); provided, however, that in addition, with respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of CFTC Reg. 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed five percent of the liquidation value of the Master Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any such contract it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Reg. 190.01(x) may be excluded in computing such five percent.



STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES



The Master Portfolio may invest in stock index futures and options on stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Master Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Master Portfolio seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.



INVESTMENT COMPANY SECURITIES



The Master Portfolio may invest in securities issued by other investment companies which principally invest in securities of the type in which the Master Portfolio invests. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company and
(iii) 10% of the Master Portfolio's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Master Portfolio may also purchase shares of exchange listed closed-end funds.



ILLIQUID SECURITIES



The Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, participation interests that are not subject to the demand feature described above, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise the related demand feature described above on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.



SHORT-TERM INSTRUMENTS AND TEMPORARY INVESTMENTS



The Master Portfolio may invest in high-quality money market instruments on an ongoing basis to provide liquidity, for temporary purposes when there is an unexpected level of shareholder purchases or redemptions or when ''defensive'' strategies are appropriate. The instruments in which the Master Portfolio may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit (''CDs''), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase ''Prime-1'' by Moody's or ''A-1+'' or ''A-1'' by S&P, or, if unrated, of comparable quality as determined by BGFA ; (iv) nonconvertible corporate debt securities (E.G., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least ''Aa'' by Moody's or ''AA'' by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio.





BANK OBLIGATIONS



The Master Portfolio may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Master Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.



COMMERCIAL PAPER AND SHORT-TERM CORPORATE DEBT INSTRUMENTS



The Master Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser and/or sub-adviser to the Master Portfolio monitors on an on-going basis the ability of an issuer of a demand instrument to pay principal and interest on demand. The Master Portfolio also may invest in non-convertible corporate debt securities (E.G., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Portfolio will invest only in such corporate bonds and debentures that are rated at the time of purchase at least ''Aa'' by Moody's or ''AA'' by S&P. Subsequent to its purchase by the Master Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. BGFA will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.



FORWARD COMMITMENTS, WHEN-ISSUED PURCHASES AND DELAYED- DELIVERY TRANSACTIONS



The Master Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-is-sued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolio will generally purchase securities with the intention of acquiring them, the Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by BGFA.



BORROWING MONEY

As a fundamental policy, the Master Portfolio is permitted to borrow to the extent permitted under the 1940 Act. However, the Master Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Master Portfolio's total assets, the Master Portfolio will not make any investments.


INVESTMENT IN WARRANTS


The Master Portfolio may invest up to 5% of net assets at the time of purchase in warrants (other than those that have been acquired in units or attached to other securities), including not more than 2% of each of their net assets in warrants which are not listed on the New York or American Stock Exchange. A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Master Portfolio may only purchase warrants on securities in which the Master Portfolio may invest directly.



                              RISK CONSIDERATIONS



GENERAL



Since the investment characteristics and, therefore, investment risks directly associated with such characteristics of the Fund correspond to those of the Master Portfolio, the following is a discussion of the risks associated with the investments of the Master Portfolio.



EQUITY SECURITIES



The stock investments of the Master Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. Throughout 1998, the stock market, as measured by the S&P 500 Index and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these performance levels will continue.



DEBT SECURITIES



The debt instruments in which the Master Portfolio invests are subject to credit and interest rate risk. Credit risk is the risk that issuers of the debt instruments in which the Master Portfolio invests may default on the payment of principal and/or interest. Interest-rate risk is the risk that in-creases in market interest rates may adversely affect the value of the debt instruments in which the Master Portfolio invests. The value of the debt instruments generally changes inversely to market interest rates. Debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater capital appreciation and depreciation than obligations with shorter maturities. Changes in the financial strength of an issuer or changes in the ratings of any particular security may also affect the value of these investments. Although some of the Master Portfolio's securities are guaranteed by the U.S. Government, its agencies or instrumentalities, such securities are subject to interest rate risk and the market value of these securities, upon which the Master Portfolio's daily NAV is based, will fluctuate. No assurance can be given that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so.



FOREIGN SECURITIES



Investing in the securities of issuers in any foreign country, including through American Depository Receipts (''ADRs''), European Depository Receipts (''EDRs'') and similar securities, involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political, social and monetary or diplomatic developments that could affect U.S. investments in foreign countries. Additionally, dispositions of foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including withholding taxes. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Master Portfolio's performance may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.



OTHER INVESTMENT CONSIDERATIONS



Certain of the floating-and- variable-rate instruments that the Master Portfolio may purchase also may be considered derivatives. Derivatives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indices or rates. The Master Portfolio may use some derivatives as part of its short-term liquidity holdings and/or substitutes for comparable market positions in the underlying securities. Some derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluctuations in yield or value due to their structure or contract terms. The Master Portfolio may not use derivatives to create leverage without establishing adequate ''cover'' in compliance with SEC leverage rules. Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold, at the same time, by the Master Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Master Portfolio or the price paid or received by the Master Portfolio.



                            MASTER/FEEDER STRUCTURE



The Fund seeks to achieve its investment objective by investing all of its assets into the Master Portfolio of MIP. The Fund and other entities investing in the Master Portfolio are each liable for all obligations of the Master Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and MIP itself is unable to meet its obligations. Accordingly, the Fund's Board of Directors believes that neither the Fund nor its shareholders will be adversely affected by investing Fund assets in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (E.G., spreading fixed expenses among a larger asset base) that the Fund's Board believes may be available through investment in the Master Portfolio may not be fully achieved. In addition, given the relative novelty of the master/feeder structure, accounting or operational difficulties, although unlikely, could arise.



The Fund may withdraw its investment in the Master Portfolio only if the Fund's Board of Directors determines that such action is in the best interests of the Fund and its shareholders. Upon any such withdrawal, the Fund's Board would consider alternative investments, including investing all of the Fund's assets in another investment company with the same investment objective as the Fund or hiring an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Master Portfolio.



The investment objective and other fundamental policies of the Master Portfolio cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding interests. Whenever the Fund, as an interestholder of the Master Portfolio, is requested to vote on any matter submitted to interestholders of the Master Portfolio, the Fund will hold a meeting of its shareholders to consider such matters. The Fund will cast its votes in proportion to the votes received from its shareholders. Shares for which the Fund receives no voting instructions will be voted in the same proportion as the votes received from the other Fund shareholders.



Certain policies of the Master Portfolio which are non-fundamental may be changed by vote of a majority of MIP's Trustees without interestholder approval. If the Master Portfolio's investment objective or fundamental or non-fundamental policies are changed, the Fund may elect to change its objective or policies to correspond to those of the Master Portfolio. The Fund also may elect to redeem its interests in the Master Portfolio and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage the Fund's portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. The Fund will provide shareholders with 30 days' written notice prior to the implementation of any change in the investment objective of the Fund or the Master Portfolio, to the extent possible.


                             DIRECTORS AND OFFICERS

Directors and officers of the Fund, together with information as to their principal business occupations during the last five years, and other information are shown below. Each director who is deemed an "interested person," as defined in the 1940 Act, is indicated by an asterisk (*). Each officer and director holds the same position with the 27 registered open-end management investment companies consisting of 53 mutual funds ("Strong Funds"). The Strong Funds, in the aggregate, pay each Director who is not a director, officer, or employee of Strong Capital Management, Inc. ("Strong"), or any affiliated company (a "disinterested director") an annual fee of $50,000, plus $100 per Board meeting for each Strong Fund. In addition, each disinterested director is reimbursed by the Strong Funds for travel and other expenses incurred in connection with attendance at such meetings. Other officers and directors of the Strong Funds receive no compensation or expense reimbursement from the Strong Funds.

*RICHARD S. STRONG (DOB 5/12/42), Director and Chairman of the Board of the Strong Funds.

Prior to August 1985, Mr. Strong was Chief Executive Officer of Strong, which he founded in 1974. Since August 1985, Mr. Strong has been a Security Analyst and Portfolio Manager of Strong. In October 1991, Mr. Strong also became the Chairman of Strong. Mr. Strong is a Director of Strong. Mr. Strong has been in the investment management business since 1967.

MARVIN E. NEVINS (DOB 7/19/18), Director of the Strong Funds.

Private Investor. From 1945 to 1980, Mr. Nevins was Chairman of Wisconsin Centrifugal Inc., a foundry. Mr. Nevins is a former Chairman of the Wisconsin Association of Manufacturers & Commerce. He has been a Director of A-Life Medical, Inc., San Diego, CA since 1996 and Surface Systems, Inc. (a weather information company), St. Louis, MO since 1992. He was also a regent of the Milwaukee School of Engineering and a member of the Board of Trustees of the Medical College of Wisconsin and Carroll College.

WILLIE D. DAVIS (DOB 7/24/34), Director of the Strong Funds.

Mr. Davis has been Director of Alliance Bank since 1980, Sara Lee Corporation (a food/consumer products company) since 1983, KMart Corporation (a discount consumer products company) since 1985, Dow Chemical Company since 1988, MGM Grand, Inc. (an entertainment/hotel company) since 1990, WICOR, Inc. (a utility company) since 1990, Johnson Controls, Inc. (an industrial company) since 1992, and Rally's Hamburger, Inc. since 1994. Mr. Davis has been a trustee of the University of Chicago since 1980 and Marquette University since 1988. Since 1977, Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc. Mr. Davis was a Director of the Fireman's Fund (an insurance company) from 1975 until 1990.

STANLEY KRITZIK (DOB 1/9/30), Director of the Strong Funds.

Mr. Kritzik has been a Partner of Metropolitan Associates since 1962, a Director of Aurora Health Care since 1987, and Health Network Ventures, Inc. since 1992.

WILLIAM F. VOGT (DOB 7/19/47), Director of the Strong Funds.

Mr. Vogt has been the President of Vogt Management Consulting, Inc. since 1990. From 1982 until 1990, he served as Executive Director of University Physicians of the University of Colorado. Mr. Vogt is the Past President of the Medical Group Management Association and a Fellow of the American College of Medical Practice Executives.

THOMAS P. LEMKE (DOB 7/30/54), Vice President of the Strong Funds.

Mr. Lemke has been Senior Vice President, Secretary, and General Counsel of Strong since September 1994 and Chief Operating Officer of Strong since November 1997. For two years prior to joining Strong, Mr. Lemke acted as Resident Counsel for Funds Management at J.P. Morgan & Co., Inc. From February 1989 until April 1992, Mr. Lemke acted as Associate General Counsel to Sanford
C. Bernstein Co., Inc. For two years prior to that, Mr. Lemke was Of Counsel at the Washington D.C. law firm of Tew Jorden & Schulte, a successor of Finley, Kumble & Wagner. From August 1979 until December 1986, Mr. Lemke worked at the SEC, most notably as the Chief Counsel to the Division of Investment Management (November 1984 - December 1986), and as Special Counsel to the Office of Insurance Products, Division of Investment Management (April 1982 - October
1984).

STEPHEN J. SHENKENBERG (DOB 6/14/58), Vice President and Secretary of the Strong Funds.

Mr. Shenkenberg has been Acting General Counsel of Strong since January 1998. From November 1996 until January 1998, Mr. Shenkenberg acted as Deputy General Counsel to Strong. From December 1992 until November 1996, Mr. Shenkenberg acted as Associate Counsel to Strong. From June 1987 until December 1992, Mr. Shenkenberg was an attorney for Godfrey & Kahn, S.C., a Milwaukee law firm.

JOHN S. WEITZER (DOB 10/31/67), Vice President of the Strong Funds.

Mr. Weitzer has been Senior Counsel of Strong since December 1997. From July 1993 until December 1997, Mr. Weitzer acted as Associate Counsel to Strong.

MARY F. HOPPA  (DOB 5/31/64), Vice President of the Strong Funds.

Ms. Hoppa has been Vice President and Director of Mutual Fund Administration of Strong since January 1998. From October 1996 to January 1998, Ms. Hoppa acted as Director of Transfer Agency Services of Strong and, from January 1988 to October 1996, as Transfer Agency Systems Liaison Manager of Strong. From January 1987 to January 1988, Ms. Hoppa acted as a Shareholder Services Associate of Strong.

JOHN W. WIDMER (DOB 1/19/65), Treasurer of the Strong Funds.

Mr. Widmer has been Manager of Financial Management & Sales Reporting Systems since May 1997. From May 1992 to May 1997, Mr. Widmer was an Accounting and Business Advisory Manager in the Milwaukee office of Arthur Andersen LLP. From June 1987 to May 1992, Mr. Widmer was an accountant at Arthur Andersen LLP.

RHONDA K. HAIGHT (DOB 11/13/64), Assistant Treasurer of the Strong Funds.

Ms. Haight has been Manager of the Mutual Fund Accounting Department of the Advisor since January 1994. From May 1990 to January 1994, Ms. Haight was a supervisor in the Mutual Fund Accounting Department of the Advisor. From June 1987 to May 1990, Ms. Haight was a Mutual Fund Accountant of the Advisor.

Except for Messrs. Nevins, Davis, Kritzik, and Vogt, the address of all of the above persons is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Nevins' address is 6075 Pelican Bay Boulevard, Naples, Florida 34108. Mr. Davis' address is 161 North La Brea, Inglewood, California 90301. Mr. Kritzik's address is 1123 North Astor Street, P.O. Box 92547, Milwaukee, Wisconsin 53202-0547. Mr. Vogt's address is 2830 East Third Avenue, Denver, Colorado 80206.

Unless otherwise noted below, as of May 31, 1999, the officers and directors of the Fund in the aggregate beneficially owned less than 1% of the Fund's then outstanding shares.



PRINCIPAL SHAREHOLDERS

Unless otherwise noted below, as of May 31, 1999 no persons owned of record or are known to own of record or beneficially more than 5% of the Fund's then outstanding shares.

INVESTMENT ADVISOR


The advisor to the Master Portfolio is Barclays Global Fund Advisors ("BGFA"). BGFA is an indirect subsidiary of Barclays Bank PLC. Pursuant to an Investment Advisory Contract ("Advisory Contract") with the Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. Pursuant to the Advisory Contract, BGFA furnishes to the Master Portfolio's Boards of Trustees periodic reports on the investment strategy and performance of the Master Portfolio.
The Advisory Contract is required to be approved annually (i) by the holders of a majority of the Master Portfolio's outstanding voting securities or by the Master Portfolio's Boards of Trustees and (ii) by a majority of the Trustees of the Master Portfolio who are not parties to the Advisory Contract or "interested persons" (as defined in the 1940 Act) of any such party. The Advisory Contract may be terminated on 60 days' written notice by either party and will terminate automatically if assigned.


BGFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the Master Portfolio as compensation for its advisory services to the Master Portfolio. The Advisory Contract provides that the advisory fee is accrued daily and paid monthly. This advisory fee is an expense of the Master Portfolio borne proportionately by its interestholders, such as the Fund.


BGFA has agreed to provide to the Master Portfolio, among other things, money market security and fixed-income research, analysis and statistical and economic data and information concerning interest rate and security market trends, portfolio composition, credit conditions and average maturities of the Master Portfolio's investment portfolio.


The Fund paid the following management fees for the time period indicated:


                                                               MANAGEMENT FEE
FISCAL PERIOD ENDED  MANAGEMENT FEE ($)   WAIVER($) BY BGFA   AFTER WAIVER ($)
-------------------  ------------------  ------------------  ------------------
           2/28/98*               5,726                   0               5,726

            2/28/99              37,485                   0              37,485


*  Commenced operations on May 1, 1997.

The Master Portfolio paid the following management fees for the time period indicated:


                                                              MANAGEMENT FEE
 FISCAL YEAR ENDED  MANAGEMENT FEE ($)   WAIVER($) BY BGFA   AFTER WAIVER ($)
------------------  ------------------  ------------------  ------------------
           2/28/98             939,051                   0             939,051


2/28/99  1,353,414        0  1,353,414


           ADMINISTRATOR AND PLACEMENT AGENT OF THE MASTER PORTFOLIO


Stephens Inc. ("Stephens") and Barclays Global Investors, N.A. ("BGI") serve as co-administrators on behalf of the Master Portfolio. Under the Co-Administration Agreement between Stephens, BGI and the Master Portfolio, Stephens and BGI provide as administrative services, among other things: (i) general supervision of the operation of the Master Portfolio, including coordination of the services performed by the investment advisor, transfer and dividend disbursing agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for the Master Portfolio; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Master Portfolio's officers and Board. Stephens also furnishes office space and certain facilities required for conducting the business of the Master Portfolio together with those ordinary clerical and bookkeeping services that are not furnished by BGFA. Stephens also pays the compensation of the Master Portfolio's trustees, officers and employees who are affiliated with Stephens. Furthermore, except as provided in the Advisory Contract, Stephens and BGI bears substantially all costs of the Master Portfolio and the Master Portfolio's operations. However, Stephens and BGI are not required to bear any cost or expense which a majority of the disinterested trustees of the Master Portfolio deem to be an extraordinary expense.


Stephens also acts as the placement agent of Master Portfolio's shares pursuant to a Placement Agency Agreement ("Placement Agency Agreement") with the Master Portfolio.

                                  DISTRIBUTOR


Under a Distribution Agreement with the Fund ("Distribution Agreement"), Strong Investments, Inc. ("Distributor"), P.O. Box 2936, Milwaukee, Wisconsin, 53201, acts as underwriter of the Fund's shares. Mr. Strong is the Chairman and Director of the Distributor, Mr. Lemke is a Vice President of the Distributor, Mr. Shenkenberg is a Vice President and Secretary of the Distributor, and Ms. Hoppa is Vice President of the Distributor. The Distribution Agreement provides that the Distributor will use its best efforts to distribute the Fund's shares. Since the Fund is a "no-load" fund, no sales commissions are charged on the purchase of Fund shares. The Distribution Agreement further provides that the Distributor will bear the additional costs of printing prospectuses and shareholder reports which are used for selling purposes, as well as advertising and any other costs attributable to the distribution of the Fund's shares. The Distributor is an indirect subsidiary of the Advisor and controlled by the Advisor and Richard S. Strong. The Distribution Agreement is subject to the same termination and renewal provisions as are described above with respect to the Advisory Agreement.

From time to time, the Distributor may hold in-house sales incentive programs for its associated persons under which these persons may receive non-cash compensation awards in connection with the sale and distribution of the Fund's shares. These awards may include items such as, but not limited to, gifts, merchandise, gift certificates, and payment of travel expenses, meals, and lodging. As required by the proposed rule amendments of the National Association of Securities Dealers, Inc. ("NASD"), any in-house sales incentive program will be multi-product oriented, I.E., any incentive will be based on an associated person's gross production of all securities within a product type and will not be based on the sales of shares of any specifically designated mutual fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE


Purchases and sales of equity securities on a securities exchange usually are effected through brokers who charge a negotiated commission for their services. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or BGI. In the over- the-counter-market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.




Purchases of debt securities generally are principal transactions. Debt securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities also may be purchased in underwritten offerings or directly from an issuer. Generally debt obligations are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions.



Under the 1940 Act, persons affiliated with the Master Portfolio are prohibited from dealing with the Master Portfolio as a principal in the purchase and sale of portfolio securities unless an exemptive order allowing such transactions is obtained from the Commission or an exemption is otherwise available. The Master Portfolio may purchase securities from underwriting syndicates of which Stephens is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by MIP's Board of Trustees.



The Master Portfolio has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board of Trustees, BGFA is responsible for the Master Portfolio's investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Master Portfolio to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved

 BGFA generally seeks reasonably competitive spreads or commissions.



In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Certain of the brokers or dealers with whom the Master Portfolios may transact business offer commission rebates to the Master Portfolio. BGFA considers such rebates in assessing the best overall terms available for any transaction. BGFA may cause the Master Portfolio to pay a broker/dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that BGFA determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of BGFA. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.



Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by BGFA and does not reduce the advisory fees payable by the Master Portfolio. MIP's Board of Trustees will periodically review the commissions paid by the Master Portfolio to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Master Portfolio. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which BGFA exercises investment discretion. Conversely, the Master Portfolio may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.



Under Section 28(e) of the Securities Exchange Act of 1934, an adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to the Master Portfolio in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.


The portfolio turnover rate for the Master Portfolio generally is not expected to exceed 50%. This portfolio turnover rate will not be a limiting factor when BGFA deems portfolio changes appropriate.

The Master Portfolio paid the following brokerage commissions for the time periods indicated below. None of these brokerage commissions were paid to affiliated brokers.


  FISCAL YEAR ENDED     BROKERAGE COMMISSIONS ($)
----------------------  -------------------------

              2/28/98*                    112,100

               2/28/99                    366,484



*  Commenced operations on May 1, 1997.


Unless otherwise noted below, the Master Portfolio has not acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents.


REGULAR BROKER OR DEALER (OR PARENT) ISSUER  VALUE OF SECURITIES OWNED AS OF FEBRUARY 28, 1999
-------------------------------------------  -------------------------------------------------

Goldman Sachs & Co.                          $28,252
J.P. Morgan                                  $1,620
Lehman Bros. Holdings                        $18,836
Morgan Stanley                               $54,874


                  CUSTODIAN AND FUND ACCOUNTING SERVICES AGENT

Investors Bank & Trust Company ("IBT") located at 200 Clarendon Street, Boston, MA 02111, serves as custodian of the assets of the Fund and Master Portfolio. As a result, IBT has custody of all securities and cash of the Fund and the Master Portfolio, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments, and performs other duties, all as directed by the officers of the Fund and the Master Portfolio. The custodian is in no way responsible for any of the investment policies or decisions of the Fund and the Master Portfolio. IBT also acts as the Fund's Accounting Services Agent.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Strong acts as transfer agent and dividend-disbursing agent for the Fund. Strong is compensated based on an annual fee per open account of $21.75 for equity funds, $31.50 for income and municipal income funds, and $32.50 for money market funds, plus out-of-pocket expenses, such as postage and printing expenses in connection with shareholder communications. Strong also receives an annual fee per closed account of $4.20 from the Fund. In addition, Strong provides certain printing and mailing services for the Fund, such as printing and mailing of shareholder account statements, checks, and tax forms.

From time to time, the Fund, directly or indirectly through arrangements with Strong, and/or Strong may pay amounts to third parties that provide transfer agent type services and other administrative services relating to the Fund to persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent type activities, answering inquiries relating to the Fund, transmitting proxy statements, annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or beneficial owners may reasonably request. In such cases, the Fund will not pay fees based on the number of beneficial owners at a rate that is greater than the rate the Fund is currently paying Strong for providing these services to Fund shareholders.

On July 12, 1994, the SEC filed an administrative action ("Order") against Strong, Mr. Strong, and another employee of Strong in connection with conduct that occurred between 1987 and early 1990. In re Strong/Corneliuson Capital Management, Inc., et al. Admin. Proc. File No. 3-8411. The proceeding was settled by consent without admitting or denying the allegations in the Order. The Order found that Strong and Mr. Strong aided and abetted violations of
Section 17(a) of the 1940 Act by effecting trades between mutual funds, and between mutual funds and Harbour Investments Ltd. ("Harbour"), without complying with the exemptive provisions of SEC Rule 17a-7 or otherwise obtaining an exemption. It further found that Strong violated, and Mr. Strong aided and abetted violations of, the disclosure provisions of the 1940 Act and the Investment Advisers Act of 1940 by misrepresenting Strong's policy on personal trading and by failing to disclose trading by Harbour, an entity in which principals of Strong owned between 18 and 25 percent of the voting stock. As part of the settlement, the respondents agreed to a censure and a cease and desist order and Strong agreed to various undertakings, including adoption of certain procedures and a limitation for six months on accepting certain types of new advisory clients.

On June 6, 1996, the Department of Labor ("DOL") filed an action against Strong for equitable relief alleging violations of the Employee Retirement Income Security Act of 1974 ("ERISA") in connection with cross trades that occurred between 1987 and late 1989 involving certain pension accounts managed by Strong. Contemporaneous with this filing, Strong, without admitting or denying the DOL's allegations, agreed to the entry of a consent judgment resolving all matters relating to the allegations. Reich v. Strong Capital Management, Inc., (U.S.D.C. E.D. WI) ("Consent Judgment"). Under the terms of the Consent Judgment, Strong agreed to reimburse the affected accounts a total of $5.9 million. The settlement did not have any material impact on Strong's financial position or operations.

The organizational expenses for the Fund which were advanced by Strong and which will be reimbursed by the Fund over a period of not more than 60 months from the Fund's date of inception are listed below.


         FUND          ORGANIZATIONAL EXPENSES
---------------------  -----------------------

Strong Index 500 Fund                  $23,981


The Fund paid the following amounts for the time periods indicated for transfer agency and dividend disbursing and printing and mailing services:


FISCAL YEAR  PER ACCOUNT  OUT-OF-POCKET  PRINTING/MAILING              TOTAL COST AFTER
   ENDED     CHARGES ($)   EXPENSES ($)    SERVICES ($)    WAIVER ($)     WAIVER ($)
-----------  -----------  -------------  ----------------  ----------  ----------------
   2/28/98*       21,551          5,731               720       7,642            20,360

    2/28/99      171,812         32,549             2,643      62,806           144,198


*  Commenced operations on May 1, 1997.

         MASTER PORTFOLIO TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT

Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, MA 02111, acts as transfer agent and dividend-disbursing agent for the Master Portfolio.


                        FUND SHAREHOLDER SERVICING AGENT

Under a Shareholder Servicing Agreement with the Fund dated April 30, 1997, Strong acts as shareholder servicing agent for the Fund. As shareholder servicing agent, Strong provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. Such services include, (i) answering shareholder inquiries regarding account status and history, the manner in which purchases and redemptions of the Fund's shares may be effected, and certain other matters pertaining to the Fund; (ii) assisting shareholders in designating and changing dividend options, account designations and addresses; (iii) providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Fund's transfer agent; (iv) transmitting shareholders' purchase and redemption orders to the Fund's transfer agent; (v) arranging for the wiring or other transfer of funds to and from shareholder accounts in connection with shareholder orders to purchase or redeem shares of the Fund; (vi) verifying purchase and redemption orders, transfers among and changes in shareholder-designated accounts; (vii) informing the distributor of the Fund of the gross amount of purchase and redemption orders for the Fund's shares;
(viii) monitoring the activities of the Fund's transfer agent related to shareholders' accounts, and to statements, confirmations or other reports furnished to shareholders by the Fund's transfer agent; and (ix) providing such other related services as the Fund or a shareholder may reasonably request, to the extent permitted by applicable law.

As compensation for its services, the Fund pays Strong a monthly fee based on a percentage of the Fund's average daily net asset value. The annual rate is 0.25%. From time to time, Strong may voluntarily waive all or a portion of its shareholder servicing fee and/or absorb certain Fund expenses without further notification of the commencement or termination of such waiver or absorption. Any such waiver or absorption will temporarily lower the Fund's overall expense ratio and increase the Fund's overall return to investors.

The Fund paid the following servicing fees for the time periods indicated:



                                                              SERVICING FEE
FISCAL YEAR ENDED  SERVICING FEE ($)  WAIVER ($) BY STRONG  AFTER WAIVER ($)
-----------------  -----------------  --------------------  ----------------
         2/28/98*             28,770                28,770                 0

          2/28/99            189,339                77,525           111,814


*  Commenced operations on May 1, 1997.

                                     TAXES

GENERAL

The Fund intends to qualify annually for treatment as a regulated investment company ("RIC") under Subchapter M of the IRC. If so qualified, the Fund will not be liable for federal income tax on earnings and gains distributed to its shareholders in a timely manner. This qualification does not involve government supervision of the Fund's management practices or policies. The following federal tax discussion is intended to provide you with an overview of the impact of federal income tax provisions on the Fund or its shareholders. These tax provisions are subject to change by legislative or administrative action at the federal, state, or local level, and any changes may be applied retroactively. Any such action that limits or restricts the Fund's current ability to pass-through earnings without taxation at the Fund level, or otherwise materially changes the Fund's tax treatment, could adversely affect the value of a shareholder's investment in the Fund. Because the Fund's taxes are a complex matter, you should consult your tax adviser for more detailed information concerning the taxation of the Fund and the federal, state, and local tax consequences to shareholders of an investment in the Fund.


In order to qualify for treatment as a RIC under the IRC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income, net short-term capital gain, and net gains from certain foreign currency transactions, if applicable) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities (or foreign currencies if applicable) or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.


If Fund shares are sold at a loss after being held for 12 months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

The Fund's distributions are taxable in the year they are paid, whether they are taken in cash or reinvested in additional shares, except that certain distributions declared in the last three months of the year and paid in January are taxable as if paid on December 31.

The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on

October 31 of that year, plus certain other amounts. The Fund may make additional distributions if necessary to avoid imposition of a 4% excise tax on undistributed income and gains.

From time to time, BGFA may find it necessary to make certain types of investments for the purpose of ensuring that the Master Portfolio, and therefore the Fund, continues to qualify for treatment as a RIC under the Code. For purposes of complying with these qualification requirements the Fund will be deemed to own a proportionate share of the Master Portfolio.

                        DETERMINATION OF NET ASSET VALUE

The Fund is 100% no load. This means that an investor may purchase, redeem or exchange shares at the Fund's net asset value ("NAV") without paying a sales charge. Generally, when an investor makes any purchases, sales, or exchanges, the price of the investor's shares will be the NAV next determined after Strong Funds receives a request in proper form (which includes receipt of all necessary and appropriate documentation and subject to available funds). If Strong Funds receives such a request prior to the close of the New York Stock Exchange ("NYSE") on a day on which the NYSE is open, the share price will be the NAV determined that day. The NAV for each Fund is normally determined as of 3:00 p.m. Central Time ("CT") each day the NYSE is open. The NYSE is open for trading Monday through Friday except, New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting
period.   The Fund reserves the right to change the time at which purchases, redemptions, and exchanges are priced if the NYSE closes at a time other than 3:00 p.m. CT or if an emergency exists. The Fund's NAV is calculated by taking the fair value of the Fund's total assets, subtracting all its liabilities, and dividing by the total number of shares outstanding. Expenses are accrued daily and applied when determining the NAV. The Fund's portfolio securities are valued based on market quotations or at fair value as determined by the method selected by the Fund's Board of Directors.

                      ADDITIONAL SHAREHOLDER INFORMATION

TELEPHONE AND INTERNET EXCHANGE/REDEMPTION PRIVILEGES

The Fund employs reasonable procedures to confirm that instructions communicated by telephone or the Internet are genuine. The Fund may not be liable for losses due to unauthorized or fraudulent instructions. Such procedures include but are not limited to requiring a form of personal identification prior to acting on instructions received by telephone or the Internet, providing written confirmations of such transactions to the address of record, tape recording telephone instructions and backing up Internet transactions.



RIGHT OF SET-OFF

To the extent not prohibited by law, the Fund, any other Strong Fund, and Strong, each has the right to set-off against a shareholder's account balance with a Strong Fund, and redeem from such account, any debt the shareholder may owe any of these entities. This right applies even if the account is not identically registered.

BROKERS RECEIPT OF PURCHASE AND REDEMPTION ORDERS

The Fund has authorized certain brokers to accept purchase and redemption orders on the Fund's behalf. These brokers are, in turn, authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Purchase and redemption orders received in this manner will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker or the broker's authorized designee.

RETIREMENT PLANS

TRADITIONAL INDIVIDUAL RETIREMENT ACCOUNT (IRA): Everyone under age 70 1/2 with earned income may contribute to a tax-deferred Traditional IRA. The Strong Funds offer a prototype plan for you to establish your own Traditional IRA. You are allowed to contribute up to the lesser of $2,000 or 100% of your earned income each year to your Traditional IRA (or up to $4,000 between your Traditional IRA and your non-working spouses' Traditional IRA). Under certain circumstances, your contribution will be deductible.

ROTH IRA: Taxpayers, of any age, who have earned income, and whose adjusted gross income ("AGI") does not exceed $110,000 (single) or $160,000 (joint) can contribute to a Roth IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000 (joint). You are allowed to contribute up to the lesser of $2,000 or 100% of earned income each year into a Roth IRA. If you also maintain a Traditional IRA, the maximum contribution to your Roth IRA is reduced by any contributions that you make to your Traditional IRA. Distributions from a Roth IRA, if they meet certain requirements, may be federally tax free. If your AGI is $100,000 or less, you can convert your Traditional IRAs into a Roth IRA. Conversions of earnings and deductible contributions are taxable in the year of the distribution. The early distribution penalty does not apply to amounts converted to a Roth IRA even if you are under age 59 1/2.

EDUCATION IRA: Taxpayers may contribute up to $500 per year into an Education IRA for the benefit of a child under age 18. Total contributions to any one child cannot exceed $500 per year. The contributor must have adjusted income under $110,000 (single) or $160,000 (joint) to contribute to an Education IRA. Allowed contributions begin to phase-out at $95,000 (single) or $150,000
(joint).   Withdrawals from the Education IRA to pay qualified higher education expenses are federally tax free. Any withdrawal in excess of higher education expenses for the year are potentially subject to tax and an additional 10% penalty.

DIRECT ROLLOVER IRA: To avoid the mandatory 20% federal withholding tax on distributions, you must transfer the qualified retirement or IRC section 403(b) plan distribution directly into an IRA. The distribution must be eligible for rollover. The amount of your Direct Rollover IRA contribution will not be included in your taxable income for the year.

SIMPLIFIED EMPLOYEE PENSION PLAN (SEP-IRA): A SEP-IRA plan allows an employer to make deductible contributions to separate IRA accounts established for each eligible employee.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN (SAR SEP-IRA): A SAR SEP-IRA plan is a type of SEP-IRA plan in which an employer may allow employees to defer part of their salaries and contribute to an IRA account. These deferrals
help lower the employees' taxable income.   Please note that you may no longer
open new SAR SEP-IRA plans (since December 31, 1996). However, employers with SAR SEP-IRA plans that were established prior to January 1, 1997 may still open accounts for new employees.

SIMPLIFIED INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE-IRA): A SIMPLE-IRA plan is a retirement savings plan that allows employees to contribute a percentage of their compensation, up to $6,000, on a pre-tax basis, to a SIMPLE-IRA account. The employer is required to make annual contributions to eligible employees' accounts. All contributions grow tax-deferred.

DEFINED CONTRIBUTION PLAN: A defined contribution plan allows self-employed individuals, partners, or a corporation to provide retirement benefits for themselves and their employees. Plan types include: profit-sharing plans, money purchase pension plans, and paired plans (a combination of a profit-sharing plan and a money purchase plan).

401(K) PLAN: A 401(k) plan is a type of profit-sharing plan that allows employees to have part of their salary contributed on a pre-tax basis to a retirement plan which will earn tax-deferred income. A 401(k) plan is funded by employee contributions, employer contributions, or a combination of both.

403(B)(7) PLAN: A 403(b)(7) plan is a tax-sheltered custodial account designed to qualify under section 403(b)(7) of the IRC and is available for use by employees of certain educational, non-profit, hospital, and charitable organizations.

                                  ORGANIZATION

The Fund is either a "Corporation" or a "Series" of common stock of a Corporation, as described in the chart below:

                                    Incorporation  Date Series  Authorized     Par
            Corporation                  Date        Created      Shares    Value ($)
----------------------------------  -------------  -----------  ----------  ---------
Strong Equity Funds, Inc.(1)           12/28/90                 Indefinite     .00001
- Strong Growth Fund*                                12/28/90   Indefinite     .00001
- Strong Value Fund*                                 11/01/95   Indefinite     .00001
- Strong Mid Cap Growth Fund*                        10/28/96   Indefinite     .00001
- Strong Index 500 Fund                              04/08/97   Indefinite     .00001
- Strong Growth 20 Fund*                             06/04/97   Indefinite     .00001
- Strong Small Cap Value Fund*                       12/10/97   Indefinite     .00001
- Strong Dow 30 Value Fund*                          12/10/97   Indefinite     .00001
- Strong Strategic Growth Fund*                       5/4/98    Indefinite     .00001
- Strong Enterprise Fund*                            9/15/98    Indefinite     .00001
- Strong Mid Cap Disciplined Fund*                   12/15/98   Indefinite     .00001
-Strong U.S. Emerging Growth Fund*                   12/15/98   Indefinite     .00001

*  Described in a different prospectus and SAI.
(1)  Prior to November 1, 1995, the Corporation's name was Strong Growth Fund,
Inc.

The Corporation is a Wisconsin corporation that is authorized to offer separate series of shares representing interests in separate portfolios of securities, each with differing investment objectives. The shares in any one portfolio may, in turn, be offered in separate classes, each with differing preferences, limitations or relative rights. However, the Articles of Incorporation for the Corporation provide that if additional series of shares are issued by the Corporation, such new series of shares may not affect the preferences, limitations or relative rights of the Corporation's outstanding shares. In addition, the Board of Directors of the Corporation is authorized to allocate assets, liabilities, income and expenses to each series and class. Classes within a series may have different expense arrangements than other classes of the same series and, accordingly, the net asset value of shares within a series may differ. Finally, all holders of shares of the Corporation may vote on each matter presented to shareholders for action except with respect to any matter which affects only one or more series or class, in which case only the shares of the affected series or class are entitled to vote. Each share of the Fund has one vote, and all shares participate equally in dividends and other capital gains distributions by the Fund and in the residual assets of the Fund in the event of liquidation. Fractional shares have the same rights proportionately as do full shares. Shares of the Corporation have no preemptive, conversion, or subscription rights. If the Corporation issues additional series, the assets belonging to each series of shares will be held separately by the custodian, and in effect each series will be a separate fund.

                              SHAREHOLDER MEETINGS

The Wisconsin Business Corporation Law permits registered investment companies, such as the Fund, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. The Fund has adopted the appropriate provisions in its Bylaws and may, at its discretion, not hold an annual meeting in any year in which the election of directors is not required to be acted on by shareholders under the 1940 Act.

The Fund's Bylaws allow for a director to be removed by its shareholders with or without cause, only at a meeting called for the purpose of removing the director. Upon the written request of the holders of shares entitled to not less than ten percent (10%) of all the votes entitled to be cast at such meeting, the Secretary of the Fund shall promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any director. The Secretary shall inform such shareholders of the reasonable estimated costs of preparing and mailing the notice of the meeting, and upon payment to the Fund of such costs, the Fund shall give not less than ten nor more than sixty days notice of the special meeting.

MASTER PORTFOLIO ORGANIZATION


The Master Portfolio is a series of Master Investment Portfolio ("MIP"), an open-end, series management investment company organized as Delaware business trust. MIP was organized on October 21, 1993. MIP currently consists of twelve series, including the Master Portfolio. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust provides that its investors are personally responsible for Trust liabilities and obligations, but only to the extent the Trust property is insufficient to satisfy such liabilities and obligations. The Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.



The Declaration of Trust further provides that obligations of MIP are not binding upon its trustees individually but only upon the property of MIP and that the trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.


The interests in the Master Portfolio have substantially identical voting and other rights as those rights enumerated above for shares of the Fund. MIP is generally not required to hold annual meetings, but is required by Section 16(c) of the 1940 Act to hold a special meeting and assist investor communications under certain circumstances. Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders.

In a situation where the Fund does not receive instruction from certain of its shareholders on how to vote the corresponding shares of the Master Portfolio, such Fund will vote such shares in the same proportion as the shares for which the Fund does receive voting instructions.

                            PERFORMANCE INFORMATION

The Strong Funds may advertise a variety of types of performance information as more fully described below. The Fund's performance is historical and past performance does not guarantee the future performance of the Fund. From time to time, Strong may agree to waive or reduce its management fee and/or to absorb certain operating expenses for the Fund. Waivers of management fees and absorption of expenses will have the effect of increasing the Fund's performance.

DISTRIBUTION RATE

The distribution rate for the Fund is computed, according to a non-standardized formula, by dividing the total amount of actual distributions per share paid by the Fund over a twelve month period by the Fund's net asset value on the last day of the period. The distribution rate differs from the Fund's yield because the distribution rate includes distributions to shareholders from sources other than dividends and interest, such as short-term capital gains. Therefore, the Fund's distribution rate may be substantially different than its yield. Both the Fund's yield and distribution rate will fluctuate.


AVERAGE ANNUAL TOTAL RETURN

The Fund's average annual total return quotation is computed in accordance with a standardized method prescribed by rules of the SEC. The average annual total return for the Fund for a specific period is calculated by first taking a hypothetical $10,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value on the reinvestment dates during the period.

TOTAL RETURN

Calculation of the Fund's total return is not subject to a standardized formula. Total return performance for a specific period is calculated by first taking an investment (assumed below to be $10,000) ("initial investment") in the Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at net asset value of the Fund on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the hypothetical investment over the period.

CUMULATIVE TOTAL RETURN

Cumulative total return represents the simple change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount. Total returns and cumulative total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship between these factors and their contributions to total return.

                                 TOTAL RETURN

INDEX 500 FUND


               Initial $10,000    Ending $ value    Cumulative   Average Annual
 Time Period      Investment    February 28, 1999  Total Return    Total Return
-------------  ---------------  -----------------  ------------  ---------------
     One Year          $10,000            $11,921        19.21%           19.21%
-------------  ---------------  -----------------  ------------  ---------------
Life of Fund*          $10,000            $15,821        58.21%           28.40%
-------------  ---------------  -----------------  ------------  ---------------


*  Commenced operations on May 1, 1997.

COMPARISONS

U.S. TREASURY BILLS, NOTES, OR BONDS. Investors may want to compare the performance of the Fund to that of U.S. Treasury bills, notes, or bonds, which are issued by the U.S. Government. Treasury obligations are issued in selected denominations. Rates of Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities.

CERTIFICATES OF DEPOSIT. Investors may want to compare the Fund's performance to that of certificates of deposit offered by banks and other depositary institutions. Certificates of deposit may offer fixed or variable interest rates and principal is guaranteed and may be insured. Withdrawal of the deposits prior to maturity normally will be subject to a penalty. Rates offered by banks and other depositary institutions are subject to change at any time specified by the issuing institution.

MONEY MARKET FUNDS. Investors may also want to compare performance of the Fund to that of money market funds. Money market fund yields will fluctuate and shares are not insured, but share values usually remain stable.

LIPPER ANALYTICAL SERVICES, INC. ("LIPPER") AND OTHER INDEPENDENT RANKING ORGANIZATIONS. From time to time, in marketing and other fund literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. The Fund's performance may also be compared to the average performance of its Lipper category.

MORNINGSTAR, INC. The Fund's performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

INDEPENDENT SOURCES. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron's, and a variety of investment newsletters.

INDICES. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

HISTORICAL ASSET CLASS RETURNS. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

STRONG FUNDS. The Strong Funds offer a comprehensive range of conservative to aggressive investment options. The Strong Funds and their investment objectives are listed below. The Funds are listed in ascending order of risk and return, as determined by the Funds' Advisor.


FUND NAME                         INVESTMENT OBJECTIVE

Strong Investors Money Fund         Current income, a stable share price, and daily liquidity.
----------------------------------  ---------------------------------------------------------------------------------
Strong Money Market Fund            Current income, a stable share price, and daily liquidity.
----------------------------------  ---------------------------------------------------------------------------------
Strong Heritage Money Fund          Current income, a stable share price, and daily liquidity.
----------------------------------  ---------------------------------------------------------------------------------
Strong Municipal Money Market Fund  Federally tax-exempt current income, a stable share-price, and daily liquidity.
----------------------------------  ---------------------------------------------------------------------------------
Strong Municipal Advantage Fund     Federally tax-exempt current income with a very low degree of share-price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------
Strong Advantage Fund               Current income with a very low degree of share-price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------
Strong Short-Term Municipal Bond    Total return by investing for a high level of federally tax-exempt current income
Fund                                with a low degree of share-price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------
Strong Short-Term Bond Fund         Total return by investing for a high level of current income with a low degree of share-price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------
Strong Short-Term Global Bond Fund  Total return by investing for a high level of income with a low degree of share price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------
Strong Short-Term High Yield        Total return by investing for a high level of federally tax-exempt current income
Municipal Fund                      with a moderate degree of share-price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------
Strong Short-Term High Yield Bond   Total return by investing for a high level of current income with a moderate
Fund                                degree of share-price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------
Strong Government Securities Fund   Total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------
Strong Municipal Bond Fund          Total return by investing for a high level of federally tax-exempt current income with a moderate degree of share-price fluctuation.
----------------------------------  ---------------------------------------------------------------------------------

Strong Corporate Bond Fund          Total return by investing for a high level of current income with a moderate degree of share-price fluctuation.
----------------------------------  -----------------------------------------------------------------------------------
Strong High-Yield Municipal Bond    Total return by investing for a high level of federally tax-exempt current income.
Fund
----------------------------------  -----------------------------------------------------------------------------------
Strong High-Yield Bond Fund         Total return by investing for a high level of current income and capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Global High-Yield Bond Fund  Total return by investing for a high level of current income and capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong International Bond Fund      High total return by investing for both income and capital appreciation.
----------------------------------  -----------------------------------------------------------------------------------
Strong Asset Allocation Fund        High total return consistent with reasonable risk over the long term.
----------------------------------  -----------------------------------------------------------------------------------
Strong Equity Income Fund           Total return by investing for both income and capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong American Utilities Fund      Total return by investing for both income and capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Blue Chip 100 Fund           Total return by investing for both income and capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Limited Resources Fund       Total return by investing for both capital growth and income.
----------------------------------  -----------------------------------------------------------------------------------
Strong Total Return Fund            High total return by investing for capital growth and income.
----------------------------------  -----------------------------------------------------------------------------------
Strong Growth and Income Fund       High total return by investing for capital growth and income.
----------------------------------  -----------------------------------------------------------------------------------
Strong Index 500 Fund               To approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of the larger capitalized companies.
----------------------------------  -----------------------------------------------------------------------------------
Strong Schafer Balanced Fund        Total return by investing for both income and capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Schafer Value Fund           Long-term capital appreciation principally through investment in common stocks and other equity securities.  Current income is a secondary objective.
----------------------------------  -----------------------------------------------------------------------------------
Strong Dow 30 Value Fund            Capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Value Fund                   Capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Opportunity Fund             Capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Mid Cap Disciplined Fund     Capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Mid Cap Growth Fund          Capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Common Stock Fund*           Capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Strategic Growth Fund        Capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Small Cap Value Fund         Capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Growth Fund                  Capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Discovery Fund               Capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong U.S. Emerging Growth Fund    Capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Enterprise Fund              Capital growth.
----------------------------------  -----------------------------------------------------------------------------------

Strong Growth 20 Fund              Capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong International Stock Fund     Capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Overseas Fund                Capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Foreign MajorMarketsSM Fund  Capital growth.
----------------------------------  -----------------------------------------------------------------------------------
Strong Asia Pacific Fund            Capital growth.
----------------------------------  -----------------------------------------------------------------------------------

* The Fund is closed to new investors, except the Fund may continue to offer its shares through certain 401(k) plans and similar company-sponsored retirement plans.

Strong also serves as investment adviser to several management investment companies, some of which fund variable annuity separate accounts of certain insurance companies.

The Fund may from time to time be compared to other Strong Funds based on a risk/reward spectrum. In general, the amount of risk associated with any investment product is commensurate with that product's potential level of reward. The Strong Funds risk/reward continuum or any Fund's position on the continuum may be described or diagrammed in marketing materials. The Strong Funds risk/reward continuum positions the risk and reward potential of each Strong Fund relative to the other Strong Funds, but is not intended to position any Strong Fund relative to other mutual funds or investment products. Marketing materials may also discuss the relationship between risk and reward as it relates to an individual investor's portfolio.

TYING TIME FRAMES TO YOUR GOALS. There are many issues to consider as you make your investment decisions, including analyzing your risk tolerance, investing experience, and asset allocations. You should start to organize your investments by learning to link your many financial goals to specific time frames. Then you can begin to identify the appropriate types of investments to help meet your goals. As a general rule of thumb, the longer your time horizon, the more price fluctuation you will be able to tolerate in pursuit of higher returns. For that reason, many people with longer-term goals select stocks or long-term bonds, and many people with nearer-term goals match those up with for instance, short-term bonds. Strong developed the following suggested holding periods to help our investors set realistic expectations for both the risk and reward potential of our funds. (See table below.) Of course, time is just one element to consider when making your investment decision.

                 STRONG FUNDS SUGGESTED MINIMUM HOLDING PERIODS

     UNDER 1 YEAR              1 TO 2 YEARS                 4 TO 7 YEARS              5 OR MORE YEARS
----------------------  --------------------------  ---------------------------  -------------------------
Money Market Fund                   Advantage Fund  Government Securities Fund   Asset Allocation Fund
Heritage Money Fund       Municipal Advantage Fund  Municipal Bond Fund          American Utilities Fund
Municipal Money Market                              Corporate Bond Fund          Index 500 Fund
Fund                                  2 TO 4 YEARS  International Bond Fund      Total Return Fund
Investors Money Fund          Short-Term Bond Fund  High-Yield Municipal Bond    Opportunity Fund
                         Short-Term Municipal Bond  Fund                         Growth Fund
                                              Fund  High-Yield Bond Fund         Common Stock Fund*
                            Short-Term Global Bond  Global High-Yield Bond Fund  Discovery Fund
                                              Fund                               International Stock Fund
                        Short-Term High Yield Bond                               Asia Pacific Fund
                                              Fund                               Value Fund
                             Short-Term High Yield                               Growth and Income Fund
                                    Municipal Fund                               Equity Income Fund
                                                                                 Mid Cap Growth Fund
                                                                                 Schafer Value Fund
                                                                                 Growth 20 Fund
                                                                                 Blue Chip 100 Fund
                                                                                 Small Cap Value Fund
                                                                                 Dow 30 Value Fund
                                                                                 Schafer Balanced Fund
                                                                                 Limited Resources Fund
                                                                                 Overseas Fund
                                                                                 Foreign MajorMarketsSM
                                                                                 Fund
                                                                                 Strategic Growth Fund
                                                                                 Enterprise Fund
                                                                                 Mid Cap Disciplined Fund
                                                                                 U.S. Emerging Growth Fund

* This Fund is closed to new investors, except the Fund may continue to offer its shares through certain 401(k) plans and similar company-sponsored retirement plans.

ADDITIONAL FUND INFORMATION

PORTFOLIO CHARACTERISTICS. In order to present a more complete picture of the Fund's portfolio, marketing materials may include various actual or estimated portfolio characteristics, including but not limited to median market capitalizations, earnings per share, alphas, betas, price/earnings ratios, returns on equity, dividend yields, capitalization ranges, growth rates, price/book ratios, top holdings, sector breakdowns, asset allocations, quality breakdowns, and breakdowns by geographic region.

MEASURES OF VOLATILITY AND RELATIVE PERFORMANCE. Occasionally statistics may be used to specify fund volatility or risk. The general premise is that greater volatility connotes greater risk undertaken in achieving performance. Measures of volatility or risk are generally used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500 Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is a statistical tool that measures the degree to which a fund's performance has varied from its average performance during a particular time period.

Standard deviation is calculated using the following formula:

     Standard deviation = the square root of  S(xi - xm)2
                                                   n-1


Where:     S = "the sum of",
     xi = each individual return during the time period, xm = the average return over the time period, and n = the number of individual returns during the time period.

Statistics may also be used to discuss the Fund's relative performance. One such measure is alpha. Alpha measures the actual return of a fund compared to the expected return of a fund given its risk (as measured by beta). The expected return is based on how the market as a whole performed, and how the particular fund has historically performed against the market. Specifically, alpha is the actual return less the expected return. The expected return is computed by multiplying the advance or decline in a market representation by the Fund's beta. A positive alpha quantifies the value that the fund manager has added, and a negative alpha quantifies the value that the fund manager has lost.

Other measures of volatility and relative performance may be used as appropriate. However, all such measures will fluctuate and do not represent future results.

                              GENERAL INFORMATION

BUSINESS PHILOSOPHY

Strong is an independent, Midwestern-based investment advisor, owned by professionals active in its management. Recognizing that investors are the focus of its business, Strong strives for excellence both in investment management and in the service provided to investors. This commitment affects many aspects of the business, including professional staffing, product development, investment management, and service delivery.

The increasing complexity of the capital markets requires specialized skills and processes for each asset class and style. Therefore, Strong believes that active management should produce greater returns than a passively managed index. Strong has brought together a group of top-flight investment professionals with diverse product expertise, and each concentrates on their investment specialty. Strong believes that people are the firm's most important asset. For this reason, continuity of professionals is critical to the firm's long-term success.


INVESTMENT ENVIRONMENT

Discussions of economic, social, and political conditions and their impact on the Fund may be used in advertisements and sales materials. Such factors that may impact the Fund include, but are not limited to, changes in interest rates, political developments, the competitive environment, consumer behavior, industry trends, technological advances, macroeconomic trends, and the supply and demand of various financial instruments. In addition, marketing materials may cite the portfolio management's views or interpretations of such factors.

EIGHT BASIC PRINCIPLES FOR SUCCESSFUL MUTUAL FUND INVESTING
These common sense rules are followed by many successful investors. They make sense for beginners, too. If you have a question on these principles, or would like to discuss them with us, please contact us at 1-800-368-3863.

1. HAVE A PLAN - even a simple plan can help you take control of your financial future. Review your plan once a year, or if your circumstances change.

2. START INVESTING AS SOON AS POSSIBLE. Make time a valuable ally. Let it put the power of compounding to work for you, while helping to reduce your potential investment risk.

3. DIVERSIFY YOUR PORTFOLIO. By investing in different asset classes - stocks, bonds, and cash - you help protect against poor performance in one type of investment while including investments most likely to help you achieve your important goals.

4. INVEST REGULARLY. Investing is a process, not a one-time event. By investing regularly over the long term, you reduce the impact of short-term market gyrations, and you attend to your long-term plan before you're tempted to spend those assets on short-term needs.

5. MAINTAIN A LONG-TERM PERSPECTIVE. For most individuals, the best discipline is staying invested as market conditions change. Reactive, emotional investment decisions are all too often a source of regret - and principal loss.

6. CONSIDER STOCKS TO HELP ACHIEVE MAJOR LONG-TERM GOALS. Over time, stocks have provided the more powerful returns needed to help the value of your investments stay well ahead of inflation.

7. KEEP A COMFORTABLE AMOUNT OF CASH IN YOUR PORTFOLIO. To meet current needs, including emergencies, use a money market fund or a bank account - not your long-term investment assets.

8. KNOW WHAT YOU'RE BUYING. Make sure you understand the potential risks and rewards associated with each of your investments. Ask questions... request information...make up your own mind. And choose a fund company that helps you make informed investment decisions.

STRONG RETIREMENT PLAN SERVICES
Strong Retirement Plan Services offers a full menu of high quality, affordable retirement plan options, including traditional money purchase pension and profit sharing plans, 401(k) plans, simplified employee pension plans, salary reduction plans, Keoghs, and 403(b) plans. Retirement plan specialists are available to help companies determine which type of retirement plan may be appropriate for their particular situation.

MARKETS. The retirement plan services provided by Strong focus on four distinct markets, based on the belief that a retirement plan should fit the customer's needs, not the other way around.
1. SMALL COMPANY PLANS. Small company plans are designed for companies with 1-50 plan participants. The objective is to incorporate the features and benefits typically reserved for large companies, such as sophisticated recordkeeping systems, outstanding service, and investment expertise, into a small company plan without administrative hassles or undue expense. Small company plan sponsors receive a comprehensive plan administration manual as well as toll-free telephone support.
2. LARGE COMPANY PLANS. Large company plans are designed for companies with between 51 and 1,000 plan participants. Each large company plan is assigned a team of professionals consisting of an account manager, who is typically an attorney, CPA, or holds a graduate degree in business, a conversion specialist (if applicable), an accounting manager, a legal/technical manager, and an education/communications educator.
3.     WOMEN-OWNED BUSINESSES.
4.     NON-PROFIT AND EDUCATIONAL ORGANIZATIONS (THE 403(B) MARKET).

TURNKEY APPROACH. The retirement plans offered by Strong are designed to be streamlined and simple to administer. To this end, Strong has invested heavily in the equipment, systems, and people necessary to adopt or convert a plan, and to keep it running smoothly. Strong provides all aspects of the plan, including plan design, administration, recordkeeping, and investment management. To streamline plan design, Strong provides customizable IRS-approved prototype documents. Strong's services also include annual government reporting and testing as well as daily valuation of each participant's account. This structure is intended to eliminate the confusion and complication often associated with dealing with multiple vendors. It is also designed to save plan sponsors time and expense.

Strong strives to provide one-stop retirement savings programs that combine the advantages of proven investment management, flexible plan design, and a wide range of investment options. The open architecture design of the plans allow for the use of the family of mutual funds managed by Strong as well as a stable asset value option. Large company plans may supplement these options with their company stock (if publicly traded) or funds from other well-known mutual fund families.

EDUCATION. Participant education and communication is key to the success of any retirement program, and therefore is one of the most important services that Strong provides. Strong's goal is twofold: to make sure that plan participants fully understand their options and to educate them about the lifelong investment process. To this end, Strong provides attractive, readable print materials that are supplemented with audio and video tapes, and retirement education programs.

SERVICE. Strong's goal is to provide a world class level of service. One aspect of that service is an experienced, knowledgeable team that provides ongoing support for plan sponsors, both at adoption or conversion and throughout the life of a plan. Strong is committed to delivering accurate and timely information, evidenced by straightforward, complete, and understandable reports, participant account statements, and plan summaries.

Strong has designed both "high-tech" and "high-touch" systems, providing an automated telephone system as well as personal contact. Participants can access daily account information, conduct transactions, or have questions answered in the way that is most comfortable for them.

STRONG FINANCIAL ADVISORS GROUP

The Strong Financial Advisors Group is dedicated to helping financial advisors better serve their clients. Financial advisors receive regular updates on the mutual funds managed by Strong, access to portfolio managers through special conference calls, consolidated mailings of duplicate confirmation statements, access to Strong's network of regional representatives, and other specialized services. For more information on the Strong Financial Advisors Group, call 1-800-368-1683.

                            INDEPENDENT ACCOUNTANTS

KPMG LLP, Three Embarcadero Center, San Francisco, California 94111, have been selected as the independent accountants for the Fund and the Master Portfolio, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

                                 LEGAL COUNSEL

Godfrey & Kahn, S.C., 780 North Water Street, Milwaukee, Wisconsin 53202, acts as legal counsel for the Fund.


                              FINANCIAL STATEMENTS

The Annual Report for the Fund and the Master Investment Portfolio - S&P 500 Index Master Portfolio that is attached to this SAI contains the following audited financial information:

1.     Schedule of Investments in Securities.
2.     Statements of Operations.
3.     Statements of Assets and Liabilities.
4.     Statements of Changes in Net Assets.
5.     Notes to Financial Statements.
6.     Financial Highlights.
7.     Report of Independent Accountants.

                           STRONG EQUITY FUNDS, INC.

                                     PART C
                               OTHER INFORMATION

Item 23. EXHIBITS

     (a)      Articles of Incorporation dated July 31, 1996(3)
     (a.1)    Amendment to Articles of Incorporation dated October 22, 1996(4)
     (a.2)    Amendment to Articles of Incorporation dated April 4, 1997(5)
     (a.3)    Amendment to Articles of Incorporation dated June 24, 1997(6)
     (a.4)    Amendment to Articles of Incorporation dated December 15, 1997(7)
     (a.5)    Amendment to Articles of Incorporation dated May 4, 1998(8)
     (a.6)    Amendment to Articles of Incorporation dated September 15, 1998(9)
     (a.7)    Amendment to Articles of Incorporation dated December 15, 1998(10)
     (a.8)    Amendment to Articles of Incorporation dated February 3, 1999(11)
     (b)      Bylaws dated October 20, 1995(1)
     (b.1)    Amendment to Bylaws dated May 1, 1998(8)
     (c) Specimen Stock Certificate and Article IV to the Articles of Incorporation(1)
     (d)      Investment Advisory Agreement(1) [Excluding Index 500 Fund]
     (d.1)    Subadvisory Agreement (Value Fund)(1)
     (d.2)    Subadvisory Agreement (Dow 30 Value Fund)(7)
     (d.3)    Subadvisory Agreement (U.S. Emerging Growth Fund)(10)
     (e)      Distribution Agreement(1)
     (f)      Inapplicable
     (g) Custody Agreement with Firstar (Growth, Value, Mid Cap Growth, Growth 20, Small Cap Value, Dow 30 Value, Strategic Growth, Enterprise, Mid Cap Disciplined, and U.S. Emerging Growth Funds) (2)
     (g.1)     Global Custody Agreement with Brown Brothers Harriman & Co.
(Growth, Value, Mid Cap Growth, Growth 20, Small Cap Value, Strategic Growth, Enterprise, Mid Cap Disciplined, and U.S. Emerging Growth Funds)(2)
     (g.2)     Amendment to Global Custody Agreement with Brown Brothers
Harriman & Co. dated August 26, 1996 (Growth, Value, Mid Cap Growth, Growth 20, Small Cap Value, Strategic Growth, Enterprise, Mid Cap Disciplined, and U.S. Emerging Growth Funds)(11)
     (g.3)     Custody Agreement with Investors Bank and Trust (Index 500
Fund)(5)
     (h) Shareholder Servicing Agent Agreement (relating to transfer and dividend-disbursing agent activities) [Excluding Index 500 Fund](1)
     (h.1)     Shareholder Servicing Agent Agreement (relating to personal services provided to shareholders)[Index 500 Fund](5)
     (i)     Inapplicable
     (j)     Consent of Independent Accountants
     (k)     Inapplicable
     (l)     Inapplicable
     (m)     Inapplicable
     (n)     Financial Data Schedule
     (o)     Inapplicable
     (p)     Power of Attorney for the Registrant dated April 28, 1999(12)
     (p.1)   Power of Attorney for the Master Investment Portfolio dated June
24, 1999
     (q)     Letter of Representation
     (r)     Code of Ethics for Access Persons dated January 1, 1999(12)
     (r.1)   Code of Ethics for Non-Access Persons dated January 1, 1999(12)
__________________________

(1) Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A filed on or about December 15, 1995.

(2) Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed on or about July 30, 1996.

(3) Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A filed on or about October 17, 1996.

(4) Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A filed on or about December 30, 1996.

(5) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A filed on or about April 25, 1997.

(6) Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A filed on or about June 27, 1997.

(7) Incorporated herein by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A filed on or about December 24, 1997.

(8) Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A filed on or about May 18, 1998.

(9) Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on or about September 28, 1998.

(10) Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A filed on or about December 30, 1998.

(11) Incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on or about March 2, 1999.

(12) Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A filed on or about April 29, 1999.

Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Registrant neither controls any person nor is under common control with any other person.

Item 25.  INDEMNIFICATION

     Officers and directors of the Funds, its advisor and underwriter are insured under a joint directors and officers/errors and omissions insurance policy underwritten by a group of insurance companies in the aggregate amount of $115,000,000, subject to certain deductions. Pursuant to the authority of the Wisconsin Business Corporation Law ("WBCL"), Article VII of Registrant's Bylaws provides as follows:

ARTICLE VII.  INDEMNIFICATION OF OFFICERS AND DIRECTORS

          SECTION 7.01. MANDATORY INDEMNIFICATION. The Corporation shall indemnify, to the full extent permitted by the WBCL, as in effect from time to time, the persons described in Sections 180.0850 through 180.0859 (or any successor provisions) of the WBCL or other provisions of the law of the State of Wisconsin relating to indemnification of directors and officers, as in effect from time to time. The indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

          SECTION 7.02. PERMISSIVE SUPPLEMENTARY BENEFITS. The Corporation may, but shall not be required to, supplement the right of indemnification under Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such persons, whether or not the Corporation would be obligated to indemnify such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

          SECTION 7.03. AMENDMENT. This Article VII may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

          SECTION 7.04. INVESTMENT COMPANY ACT. In no event shall the Corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.

Item 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

     GROWTH, GROWTH 20, SMALL CAP VALUE, MID CAP GROWTH, STRATEGIC GROWTH, ENTERPRISE, AND MID CAP DISCIPLINED FUNDS

     The information contained under "Who are the funds' investment advisor and portfolio managers?" in the Prospectus and under "Directors and Officers," "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     VALUE, DOW 30 VALUE, AND U.S. EMERGING GROWTH FUNDS

     The information contained under "Who are the funds' investment advisor and portfolio managers?" in the Prospectus and under "Directors and Officers," "Investment Advisor," "Subadvisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

     INDEX 500 FUND

     The information contained under "Who is the fund's investment advisor?" in the Prospectus and under "Directors and Officers" "Investment Advisor," and "Distributor" in the Statement of Additional Information is hereby incorporated by reference pursuant to Rule 411 under the Securities Act of 1933.

Item 27.  PRINCIPAL UNDERWRITERS

     (a) Strong Investments, Inc., principal underwriter for Registrant, also serves as principal underwriter for Strong Advantage Fund, Inc.; Strong Asia Pacific Fund, Inc.; Strong Asset Allocation Fund, Inc.; Strong Common Stock Fund, Inc.; Strong Conservative Equity Funds, Inc.; Strong Corporate Bond Fund, Inc.; Strong Discovery Fund, Inc.; Strong Government Securities Fund, Inc.; Strong Heritage Reserve Series, Inc.; Strong High-Yield Municipal Bond Fund, Inc.; Strong Income Funds, Inc.; Strong Institutional Funds, Inc.; Strong International Equity Funds, Inc.; Strong International Income Funds, Inc.; Strong Life Stage Series, Inc.; Strong Money Market Fund, Inc.; Strong Municipal Bond Fund, Inc.; Strong Municipal Funds, Inc.; Strong Opportunity Fund, Inc.; Strong Opportunity Fund II, Inc.; Strong Schafer Funds, Inc.; Strong Schafer Value Fund, Inc.; Strong Short-Term Bond Fund, Inc.; Strong Short-Term Global Bond Fund, Inc.; Strong Short-Term Municipal Bond Fund, Inc.; Strong Total Return Fund, Inc.; and Strong Variable Insurance Funds, Inc.

     (b)

Name and Principal         Positions and Offices       Positions and Offices
BUSINESS ADDRESS           WITH UNDERWRITER            WITH FUND


Richard S. Strong          Director and Chairman       Director and Chairman of
900 Heritage Reserve       of the Board                the Board
Menomonee Falls, WI  53051

Thomas P. Lemke             Vice President and Chief   Vice President
900 Heritage Reserve        Compliance Officer
Menomonee Falls, WI  53051

Stephen J. Shenkenberg      Vice President, Deputy     Vice President
900 Heritage Reserve        Chief Compliance Officer   and Secretary
Menomonee Falls, WI  53051  and Secretary

Peter D. Schwab             Vice President               none
900 Heritage Reserve
Menomonee Falls, WI  53051

Joseph R. DeMartine         Vice President               none
900 Heritage Reserve
Menomonee Falls, WI  53051

Anthony J. D'Amato          Vice President               none
900 Heritage Reserve
Menomonee Falls, WI  53051

Dana J. Russart             Vice President               none
900 Heritage Reserve
Menomonee Falls, WI  53051

Mary F. Hoppa               Vice President               none
900 Heritage Reserve
Menomonee Falls, WI  53051

Thomas M. Zoeller           Treasurer and Chief          none
900 Heritage Reserve        Financial Officer
Menomonee Falls, WI  53051

Richard T. Weiss            Director                     none
900 Heritage Reserve
Menomonee Falls, WI  53051

     (c)  None

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant's Vice President, Thomas P. Lemke, at Registrant's corporate offices, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051.

Item 29.  MANAGEMENT SERVICES

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  UNDERTAKINGS

None

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 29 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Village of Menomonee Falls, and State of Wisconsin on the 24th day of June, 1999.

     STRONG EQUITY FUNDS, INC.
     (Registrant)


     By:  /S/ THOMAS P. LEMKE
          Thomas P. Lemke, Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

            NAME                            TITLE                      DATE
---------------------------  ----------------------------------  ----------------


                             Chairman of the Board (Principal
/s/ Richard S. Strong        Executive Officer) and a Director     June 24, 1999
---------------------------
Richard S. Strong


                             Treasurer (Principal Financial and
/s/ John W. Widmer           Accounting Officer)                   June 24, 1999
---------------------------
John W. Widmer


                             Director                              June 24, 1999
---------------------------
Marvin E. Nevins*


                             Director                              June 24, 1999
---------------------------
Willie D. Davis*


                             Director                              June 24, 1999
---------------------------
William F. Vogt*


                             Director                              June 24, 1999
---------------------------
Stanley Kritzik*

* John S. Weitzer signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A.


          By:  /S/ JOHN S. WEITZER
                   John S. Weitzer

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 29 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 29 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, and State of Arkansas on the 24th day of June, 1999.

     MASTER INVESTMENT PORTFOLIO -
     S&P 500 INDEX MASTER PORTFOLIO

     By:  /S/ RICHARD H. BLANK, JR.
          Richard H. Blank, Jr.
          Secretary and Treasurer
          (Principal Financial Officer)

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

              NAME                                 TITLE                          DATE
-------------------------------  ----------------------------------------  ------------------


                                 Chairman, President (Principal Executive
                                 Officer) and Trustee                         June 24, 1999
-------------------------------
R. Greg Feltus*

                                 Secretary and Treasurer (Principal
/s/ Richard H. Blank, Jr.        Financial Officer)                           June 24, 1999
-------------------------------
Richard H. Blank, Jr.

                                 Trustee                                      June 24, 1999
-------------------------------
Jack S. Euphrat*

                                 Trustee                                      June 24, 1999
-------------------------------
W. Rodney Hughes*

* Richard H. Blank, Jr. signs this document pursuant to powers of attorney filed with Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A.

          By:  /S/ RICHARD H. BLANK, JR.
          Richard H. Blank, Jr.
          Secretary and Treasurer
          (Principal Financial Officer)

                                 EXHIBIT INDEX

                                                          EDGAR
EXHIBIT NO.                 EXHIBIT                    EXHIBIT NO.
-----------  ------------------------------------

(j)          Consent of Independent Accountants    EX-99.j

(n)          Financial Data Schedule               EX-27.1 Index 500

(p.1)        Power of Attorney                     EX-99.p1

(q)          Letter of Representation              EX-99.q



